Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 179.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 30.1%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$9,397	$9,535
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		6,000	5,947
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		9,811	9,768
Athenahealth, Inc.
TBD% due 02/15/2029 µ		1,014	1,006
TBD% due 02/15/2029		5,986	5,935
Boxer Parent Co., Inc. 4.000% (EUR003M + 4.000%) due 10/02/2025 ~	EUR	996	1,101
Caesars Resort Collection LLC
3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		$7,582	7,554
3.957% (LIBOR03M + 3.500%) due 07/21/2025 ~		199	198
Carnival Corp.
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	22,677	24,793
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$8,448	8,272
Casino Guichard-Perrachon SA 4.000% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	3,200	3,451
Cassini SAS TBD% due 03/28/2026		21,195	19,139
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 07/14/2026 ~		$6,420	6,382
Clear Channel Outdoor Holdings, Inc. 3.799% (LIBOR03M + 3.500%) due 08/21/2026 ~		9,727	9,580
Comexposium 1.000% due 03/28/2026		3,805	3,456
Coty, Inc.
2.365% (LIBOR03M + 2.250%) due 04/07/2025 ~		28,161	27,541
Cromwell EREIT Lux Finco SARL 1.500% (EUR003M + 1.500%) due 11/21/2024 «~	EUR	2,000	2,151
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		$3,820	3,821
Encina Private Credit LLC TBD% - 4.988% (LIBOR03M + 3.716%) due 11/30/2025 «~µ		8,919	8,919
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~		161,938	108,903
Excel Fitness Holdings, Inc. 6.250% (LIBOR03M + 5.250%) due 10/07/2025 ~		1,687	1,666
Exgen Texas Power LLC 7.750% (LIBOR03M + 6.750%) due 10/08/2026 «~		63,003	63,000
Fintrax International Holdings Ltd 5.250% (EUR003M + 5.250%) due 12/18/2026 ~	EUR	884	978
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 ~		$8,817	8,839
Forbes Energy Services LLC (7.000% PIK) 7.000% due 06/30/2022 «		2,629	0
Forest City Enterprises LP 3.957% (LIBOR03M + 3.500%) due 12/08/2025 ~		71	71
Franklin U.K. Bidco Ltd. 5.250% (EUR003M + 5.250%) due 12/18/2026 ~	EUR	1,316	1,456
Frontier Communications Corp.
4.813% (LIBOR03M + 3.750%) due 05/01/2028 ~		$7,522	7,413
Galderma 4.756% (LIBOR03M + 3.750%) due 10/01/2026 ~		1	1
Gateway Casinos & Entertainment Ltd.
8.750% (LIBOR03M + 8.000%) due 10/15/2027 ~		90,195	90,280
8.750% due 10/18/2027 «	CAD	19,678	15,780
Gibson Brands, Inc. 5.750% (LIBOR03M + 5.000%) due 08/11/2028 «~		$3,400	3,345
GIP Blue Holding LP 5.506% (LIBOR03M + 4.500%) due 09/29/2028 ~		5,413	5,404
Grinding Media, Inc. 4.796% (LIBOR03M + 4.000%) due 10/12/2028 ~		1,895	1,882
Hudson River Trading LLC 3.144% due 03/18/2028		1,700	1,677
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 ~		4,117	3,850
Intelsat Jackson Holdings SA
4.920% due 02/01/2029		38,212	37,647
8.250% (PRIME + 4.750%) due 11/27/2023 ~		7	7
KKR Apple Bidco LLC 6.250% (LIBOR03M + 5.750%) due 09/21/2029 ~		1,225	1,221

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Kronos Acquisition Holdings, Inc. 7.000% due 12/22/2026		8,300	8,262
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		385	241
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 3.000%) due 06/30/2025 ~(c)		5,602	2,717
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~		17,125	16,938
Mavenir Systems, Inc. 5.250% (LIBOR03M + 4.750%) due 08/18/2028 ~		2,800	2,784
McAfee LLC
4.250% (EUR003M + 2.000%) due 03/01/2029 ~	EUR	2,800	3,091
4.500% due 03/01/2029		$14,600	14,505
MPH Acquisition Holdings LLC 4.758% (LIBOR03M + 4.250%) due 09/01/2028 ~		9,975	9,716
Naked Juice LLC
3.750% due 01/24/2029		3,000	2,956
6.651% due 01/24/2030		1,300	1,301
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(j)	EUR	4,986	5,507
Press Ganey (Azalea Topco) TBD% - 3.957% (LIBOR03M + 3.500%) due 07/24/2026 ~		$693	686
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(j)		37,100	36,609
Profrac Services LLC 9.500% due 03/04/2025 «		18,500	18,216
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(j)	EUR	36,393	39,241
Project Quasar Pledgco SLU 3.250% (EUR003M + 3.250%) due 03/15/2026 «~		22,479	24,667
Promotora de Informaciones SA 6.000% (EUR003M + 6.000%) due 11/30/2022 ~		96,912	104,082
PUG LLC
3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~		$2,454	2,412
4.750% (LIBOR03M + 4.250%) due 02/12/2027 «~		1,496	1,491
Quantum Bidco Ltd. 6.505% due 01/29/2028 «	GBP	16,500	21,215
Redstone Holdco 2 LP 8.500% (LIBOR03M + 7.750%) due 04/27/2029 ~		$2,000	1,845
RegionalCare Hospital Partners Holdings, Inc. 4.197% (LIBOR03M + 3.750%) due 11/16/2025 ~		260	258
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	1,000	1,108
Rising Tide Holdings, Inc. 5.500% (LIBOR03M + 4.750%) due 06/01/2028 ~		$17,071	16,573
Royal Caribbean Cruises Ltd. TBD% due 10/12/2022		31,250	30,664
Sasol Ltd. 0.560% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		35,246	34,531
Scientific Games Holdings LP
TBD% due 04/04/2029		3,100	3,075
TBD% due 04/04/2029	EUR	1,000	1,100
Scientific Games International, Inc. 3.207% (LIBOR03M + 2.750%) due 08/14/2024 ~		$1,783	1,777
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		15,373	15,407
Sequa Mezzanine Holdings LLC (11.750% Cash) 11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		76,240	75,811
Sierra Hamilton LLC 15.000% due 09/12/2023 «		6	6
Sigma Bidco B.V. 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	716
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 07/02/2025 ~	PLN	85,527	17,658
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		$1,400	1,449
Softbank Vision Fund 5.000% due 12/21/2025 «		38,312	38,312
Sound United 6.250% (LIBOR03M + 5.500%) due 04/28/2028 ~		4,839	4,833
Spirit Aerosystems, Inc. 4.250% (LIBOR03M + 3.750%) due 01/15/2025 ~		2,473	2,472
Steenbok Lux Finco 1 SARL (10.000% PIK) 1TBD% (LIBOR03M) due 12/31/2022 ~(c)	EUR	37,924	34,061
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)		109,595	105,327
Steenbok Lux Finco 2 SARL (7.875% PIK) 7.875% (EUR003M + 7.875%) due 12/29/2022 ~(c)		13,800	15,651
Sunseeker International Ltd. TBD% - 6.496% (LIBOR03M + 5.500%) due 10/31/2028 «~µ		$25,100	25,035
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~		794	789
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		104,829	102,156
1TBD% (LIBOR03M + 9.000%) due 03/11/2024 ~		18,877	17,992

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		81,585	77,934
Telemar Norte Leste SA 1.750% (LIBOR03M + 1.750%) due 02/26/2035 «~		81,052	32,016
U.S. Renal Care, Inc.
5.250% (LIBOR03M + 5.000%) due 06/26/2026 ~		2,494	2,303
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~		10,075	9,344
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		6,650	6,584
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,810	6,798
Veritas U.S., Inc. 6.006% (LIBOR03M + 5.000%) due 09/01/2025 ~		4,707	4,428
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		3,791	3,753
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029		22,013	8,383
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		14,349	14,283

Total Loan Participations and Assignments (Cost $1,616,679)			1,543,038

CORPORATE BONDS & NOTES 50.1%
BANKING & FINANCE 12.0%
ADLER Real Estate AG
1.875% due 04/27/2023	EUR	200	211
3.000% due 04/27/2026		200	202
Ally Financial, Inc. 8.000% due 11/01/2031 (l)		$478	595
Ambac Assurance Corp. 5.100% due 12/31/2099 (h)(l)		185	211
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (l)		4,700	4,274
Asteroid Private Merger Sub, Inc. 8.500% due 11/15/2029 (l)		5,100	4,956
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	28,732	28,904
2.625% due 04/28/2025 (l)		27,530	28,780
3.625% due 09/24/2024 (l)		35,346	37,881
5.375% due 01/18/2028 •(l)		29,389	21,514
8.000% due 01/22/2030 •(l)		13,920	10,492
8.500% due 09/10/2030 •(l)		4,762	3,696
10.500% due 07/23/2029 (l)		17,716	14,434
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	6,500	1,702
Barclays PLC
6.375% due 12/15/2025 •(h)(i)(l)	GBP	1,250	1,700
7.125% due 06/15/2025 •(h)(i)(l)		6,200	8,589
7.250% due 03/15/2023 •(h)(i)(l)		2,055	2,777
7.750% due 09/15/2023 •(h)(i)(l)		$4,800	4,987
7.875% due 09/15/2022 •(h)(i)(l)	GBP	1,970	2,642
8.000% due 06/15/2024 •(h)(i)(l)		$2,400	2,542
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	10,000	10,989
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 (l)		$400	318
4.450% due 08/17/2026 (l)		300	244
5.250% due 05/13/2026 (l)		200	162
Claveau Re Ltd. 17.758% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(l)		8,500	7,937
Corestate Capital Holding SA 3.500% due 04/15/2023	EUR	200	158
Corsair International Ltd.
4.850% due 01/28/2027 «•		4,900	5,141
5.200% due 01/28/2029 «•		2,100	2,198
Cosaint Re Pte. Ltd. 9.768% (T-BILL 1MO + 9.250%) due 04/03/2028 ~(l)		$600	608
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 (l)		200	142
3.125% due 10/22/2025 (l)		1,200	891
3.875% due 10/22/2030 (l)		800	550
4.800% due 08/06/2030 (l)		200	140
6.150% due 09/17/2025 (l)		1,000	780
8.000% due 01/27/2024 (l)		200	172
Credit Agricole SA 7.875% due 01/23/2024 •(h)(i)(l)		300	317
Credit Suisse Group AG
5.250% due 02/11/2027 •(h)(i)(l)		200	186
7.250% due 09/12/2025 •(h)(i)(l)		960	971
7.500% due 07/17/2023 •(h)(i)(l)		3,200	3,257
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (l)		75	74
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024 (l)		58	57

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		13,150	13,020
FloodSmart Re Ltd.
14.088% (T-BILL 3MO + 13.000%) due 03/01/2024 ~(l)		6,084	6,032
17.838% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(l)		1,737	1,659
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (l)		1,183	1,176
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (l)		1,800	1,559
3.625% due 09/30/2030 (l)		900	792
3.875% due 11/13/2029 (l)		1,200	1,091
4.250% due 11/07/2027 (l)		200	191
4.500% due 05/29/2029 (l)		1,300	1,231
4.750% due 04/27/2027 (l)		1,200	1,176
4.950% due 11/07/2047 (l)		800	644
Intelsat Jackson Holdings SA
5.500% due 08/01/2023 «		66,494	0
8.500% due 10/15/2024 «		73,169	0
9.750% due 07/15/2025 «		44,018	0
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (l)		14,835	14,178
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (l)		7,100	6,989
4.500% due 09/01/2026 (l)		200	201
4.500% due 01/15/2028 (l)		300	303
5.750% due 02/01/2027 (l)		1,100	1,167
National Health Investors, Inc. 3.000% due 02/01/2031 (l)		200	174
Natwest Group PLC
6.000% due 12/29/2025 •(h)(i)(l)		2,800	2,866
8.000% due 08/10/2025 •(h)(i)(l)		10,802	11,748
Newmark Group, Inc. 6.125% due 11/15/2023 (l)		66	69
Pinnacol Assurance 8.625% due 06/25/2034 «(j)		36,300	42,465
PRA Group, Inc. 7.375% due 09/01/2025 (l)		2,300	2,400
Preferred Term Securities Ltd. 1.206% (US0003M + 0.380%) due 09/23/2035 ~		106	105
Sanders Re Ltd. 12.040% (SOFRRATE + 11.750%) due 04/09/2029 «~		11,610	11,610
Seazen Group Ltd.
4.450% due 07/13/2025 (l)		200	122
6.000% due 08/12/2024 (l)		200	128
6.150% due 04/15/2023 (l)		200	151
Sunac China Holdings Ltd. 7.000% due 07/09/2025 (l)		600	146
Tesco Property Finance PLC 6.052% due 10/13/2039 (l)	GBP	2,871	4,515
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)(l)		$28,416	8,434
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (l)	GBP	1,071	1,517
7.395% due 03/28/2024		4,802	6,613
Uniti Group LP
6.000% due 01/15/2030 (l)		$51,751	46,681
6.500% due 02/15/2029 (l)		9,015	8,417
7.875% due 02/15/2025 (l)		76,481	79,556
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		122,450	113,727
XP, Inc. 3.250% due 07/01/2026 (l)		5,100	4,836

			614,070

INDUSTRIALS 30.5%
Air Canada 3.875% due 08/15/2026 (l)		4,100	3,874
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (l)		874	904
Altice Financing SA 5.750% due 08/15/2029 (l)		18,330	16,689
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (l)		648	623
3.375% due 11/01/2028 (l)		609	586
3.700% due 04/01/2028 (l)		813	786
American Airlines, Inc.
5.500% due 04/20/2026 (l)		4,600	4,641
5.750% due 04/20/2029 (l)		700	698
Arches Buyer, Inc. 4.250% due 06/01/2028 (l)		5,000	4,670
BCP Modular Services Finance PLC 6.125% due 11/30/2028 (l)	GBP	1,300	1,627
BellRing Brands, Inc. 7.000% due 03/15/2030 (l)		$2,000	2,045

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Boeing Co.
5.705% due 05/01/2040 (l)		7,234	8,105
5.805% due 05/01/2050 (l)		6,065	7,025
5.930% due 05/01/2060 (l)		8,393	9,722
Bombardier, Inc.
7.125% due 06/15/2026 (l)		24,600	24,138
7.500% due 12/01/2024 (l)		13,056	13,503
7.500% due 03/15/2025 (l)		25,682	25,844
British Airways Pass-Through Trust 4.250% due 05/15/2034 (l)		56	57
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(j)		2,483	2
11.000% due 12/09/2022 ^		5,598	2,855
Carnival Corp.
10.500% due 02/01/2026 (l)		200	223
CGG SA
7.750% due 04/01/2027 (l)	EUR	38,535	43,130
8.750% due 04/01/2027 (l)		$56,461	56,873
Charter Communications Operating LLC 3.950% due 06/30/2062 (l)		200	162
Community Health Systems, Inc.
5.250% due 05/15/2030 (l)		3,400	3,268
8.000% due 03/15/2026 (l)		4,179	4,357
Condor Merger Sub, Inc. 7.375% due 02/15/2030 (l)		7,700	7,397
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		570	193
Corp. GEO SAB de CV 8.875% due 03/27/2049		200	0
Coty, Inc.
3.875% due 04/15/2026 (l)	EUR	9,600	10,358
4.000% due 04/15/2023 (l)		300	332
4.750% due 01/15/2029 (l)		$3,200	2,992
5.000% due 04/15/2026 (l)		5,687	5,548
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,887	2,196
Delta Air Lines, Inc. 7.375% due 01/15/2026 (l)		1,048	1,139
Deluxe Corp. 8.000% due 06/01/2029 (l)		7,774	7,906
DISH DBS Corp.
5.250% due 12/01/2026 (l)		14,340	13,686
5.750% due 12/01/2028 (l)		23,800	22,565
Dufry One BV
2.000% due 02/15/2027 (l)	EUR	3,875	3,849
3.625% due 04/15/2026 (l)	CHF	3,000	3,125
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029 (l)		$8,500	7,349
Envision Healthcare Corp. 8.750% due 10/15/2026 (l)		24,896	12,039
Exela Intermediate LLC 11.500% due 07/15/2026 (l)		697	333
Ferroglobe PLC 9.375% due 12/31/2025 (j)(l)		3,100	3,185
Fertitta Entertainment LLC 6.750% due 01/15/2030 (l)		2,000	1,842
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (l)		6,456	6,506
6.875% due 03/01/2026 (l)		3,270	3,365
Foodco Bondco SA 6.250% due 05/15/2026 (l)	EUR	1,200	1,168
Fresh Market, Inc. 9.750% due 05/01/2023 (l)		$33,556	32,969
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (l)		13,262	12,285
Full House Resorts, Inc. 8.250% due 02/15/2028 (l)		4,023	4,118
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		300	134
8.625% due 04/28/2034		1,081	503
Grifols Escrow Issuer SA 3.875% due 10/15/2028 (l)	EUR	8,000	8,443
Guara Norte SARL 5.198% due 06/15/2034 (l)		$10,006	9,196
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (l)		1,200	1,202
Hertz Corp. 5.000% due 12/01/2029 (l)		2,900	2,628
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		129,139	129,139
Inter Media & Communication SpA 6.750% due 02/09/2027 (l)	EUR	10,250	11,092
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)(l)		$1,900	1,902
Las Vegas Sands Corp. 3.200% due 08/08/2024 (l)		100	96

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Lindblad Expeditions LLC 6.750% due 02/15/2027 (l)		1,200	1,205
Match Group Holdings LLC 3.625% due 10/01/2031 (l)		2,200	1,971
MEDNAX, Inc. 5.375% due 02/15/2030 (l)		3,000	2,901
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (l)		2,600	2,216
5.750% due 07/21/2028 (l)		37,128	32,877
MGM China Holdings Ltd.
4.750% due 02/01/2027 (l)		1,400	1,234
5.250% due 06/18/2025 (l)		1,400	1,290
5.375% due 05/15/2024 (l)		200	188
5.875% due 05/15/2026 (l)		1,500	1,369
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (l)		100	104
Minerva Merger Sub, Inc. 6.500% due 02/15/2030 (l)		6,000	5,828
MPH Acquisition Holdings LLC 5.500% due 09/01/2028 (l)		10,535	10,121
NCL Corp. Ltd. 5.875% due 02/15/2027 (l)		18,405	18,152
News Corp. 5.125% due 02/15/2032 (l)		1,400	1,409
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		2,400	2,384
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)(l)		5,327	6,020
Norfolk Southern Corp. 4.100% due 05/15/2121 (l)		100	94
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (g)(h)		5,220	46
Oi Movel SA 8.750% due 07/30/2026 (l)		16,127	16,477
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (l)	EUR	2,200	2,135
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (l)		$1,302	1,343
7.375% due 06/01/2025 (l)		785	810
Petroleos Mexicanos
5.950% due 01/28/2031 (l)		14,145	13,076
6.625% due 06/15/2035 (l)		13,250	11,900
6.700% due 02/16/2032 (l)		69,045	65,665
6.750% due 09/21/2047 (l)		25,819	21,035
6.950% due 01/28/2060 (l)		1,000	813
7.690% due 01/23/2050 (l)		18,477	16,171
Petrorio Luxembourg Trading Sarl 6.125% due 06/09/2026 (l)		9,985	10,006
Prosus NV
2.031% due 08/03/2032 (l)	EUR	500	452
2.085% due 01/19/2030 (l)		1,100	1,050
2.778% due 01/19/2034 (l)		900	851
3.832% due 02/08/2051 (l)		$25,600	18,720
4.027% due 08/03/2050 (l)		7,800	5,904
4.193% due 01/19/2032 (l)		1,500	1,322
4.987% due 01/19/2052 (l)		1,300	1,108
QVC, Inc. 5.950% due 03/15/2043 (l)		4,151	3,499
Rolls-Royce PLC
1.625% due 05/09/2028 (l)	EUR	1,300	1,277
3.625% due 10/14/2025 (l)		$1,000	971
4.625% due 02/16/2026 (l)	EUR	800	932
5.750% due 10/15/2027 (l)		$2,100	2,160
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (l)		500	521
10.875% due 06/01/2023 (l)		1,400	1,491
11.500% due 06/01/2025 (l)		1,650	1,815
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031	GBP	200	33
Sabre Global, Inc. 7.375% due 09/01/2025 (l)		$4,300	4,497
Sands China Ltd.
3.800% due 01/08/2026 (l)		200	190
4.375% due 06/18/2030 (l)		400	363
5.125% due 08/08/2025 (l)		200	199
5.400% due 08/08/2028 (l)		2,158	2,126
Schenck Process Holding GmbH 6.875% due 06/15/2023 (l)	EUR	6,970	7,722
Scientific Games Holdings LP 6.625% due 03/01/2030 (l)		$2,600	2,566
Seagate HDD Cayman
4.091% due 06/01/2029 (l)		2,700	2,625
4.125% due 01/15/2031 (l)		200	190
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (l)		100	105

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (l)		13,764	13,649
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029 (l)		330	323
Standard Industries, Inc. 4.375% due 07/15/2030 (l)		3,400	3,118
Studio City Co. Ltd. 7.000% due 02/15/2027 (l)		700	685
Studio City Finance Ltd.
5.000% due 01/15/2029 (l)		2,800	2,136
6.000% due 07/15/2025 (l)		3,200	2,932
6.500% due 01/15/2028 (l)		3,000	2,601
Times Square Hotel Trust 8.528% due 08/01/2026 (l)		2,557	2,610
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		17,024	18,087
5.750% due 09/30/2039 (l)		91,763	100,969
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		813	809
Transocean, Inc.
7.250% due 11/01/2025 (l)		764	666
7.500% due 01/15/2026 (l)		389	338
8.000% due 02/01/2027 (l)		884	750
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		21,168	20,196
Uber Technologies, Inc.
7.500% due 05/15/2025 (l)		200	209
8.000% due 11/01/2026 (l)		200	213
United Airlines Pass-Through Trust 3.500% due 09/01/2031 (l)		834	808
United Airlines, Inc.
4.375% due 04/15/2026 (l)		2,100	2,068
4.625% due 04/15/2029 (l)		900	857
United Group BV 4.875% due 07/01/2024 (l)	EUR	300	332
Univision Communications, Inc. 9.500% due 05/01/2025 (l)		$300	315
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)(l)		7,932	8,229
Vale Overseas Ltd. 6.875% due 11/21/2036 (l)		668	807
Vale SA 3.202% due 12/29/2049 «~(h)	BRL	829,470	89,059
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		$21,985	20,884
Victors Merger Corp. 6.375% due 05/15/2029 (l)		5,300	4,349
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		48,033	53,461
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (l)		12,300	11,251
VOC Escrow Ltd. 5.000% due 02/15/2028 (l)		7,800	7,271
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026 «		199,134	209,601
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		66,630	67,941
Wolverine Escrow LLC 8.500% due 11/15/2024		2,265	1,521
Wynn Las Vegas LLC
5.250% due 05/15/2027 (l)		12,710	12,322
5.500% due 03/01/2025 (l)		6,900	6,910
Wynn Macau Ltd.
4.875% due 10/01/2024 (l)		600	563
5.125% due 12/15/2029 (l)		4,100	3,483
5.500% due 01/15/2026 (l)		2,000	1,822
5.500% due 10/01/2027 (l)		2,500	2,167
5.625% due 08/26/2028 (l)		8,100	7,052
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,430	2,626

			1,564,706

UTILITIES 7.6%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (c)		45,972	10,229
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (l)		53,680	53,034
FEL Energy SARL 5.750% due 12/01/2040 (l)		17,077	15,359
Gazprom Neft OAO Via GPN Capital SA 4.375% due 09/19/2022		200	70
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	85
Genesis Energy LP
6.500% due 10/01/2025 (l)		4,700	4,643

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

8.000% due 01/15/2027 (l)		4,300	4,428
NGD Holdings BV 6.750% due 12/31/2026		6,185	2,134
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)(l)		4,908	2,761
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		7,438	7,364
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)(l)		23,912	5,409
Oi SA 10.000% due 07/27/2025 (l)		39,364	29,862
Pacific Gas & Electric Co.
3.450% due 07/01/2025 (l)		1,168	1,140
3.500% due 08/01/2050 (l)		1,200	969
3.750% due 08/15/2042 (l)		2,842	2,323
3.950% due 12/01/2047 (l)		700	581
4.000% due 12/01/2046		57	48
4.200% due 03/01/2029 (l)		3,800	3,741
4.250% due 03/15/2046 (l)		2,332	2,023
4.300% due 03/15/2045 (l)		1,115	952
4.400% due 03/01/2032 (l)		3,300	3,249
4.450% due 04/15/2042 (l)		5,473	4,866
4.500% due 07/01/2040 (l)		22,912	20,917
4.500% due 12/15/2041 (l)		1,802	1,615
4.550% due 07/01/2030 (l)		17,261	17,154
4.600% due 06/15/2043 (l)		1,221	1,088
4.750% due 02/15/2044 (l)		57,224	51,940
4.950% due 07/01/2050 (l)		23,854	22,561
5.250% due 03/01/2052 (l)		3,500	3,573
Peru LNG SRL 5.375% due 03/22/2030 (l)		42,051	37,294
Petrobras Global Finance BV
6.250% due 12/14/2026 (l)	GBP	2,384	3,250
6.625% due 01/16/2034 (l)		11,917	15,716
6.750% due 06/03/2050 (l)		$23,373	22,996
6.850% due 06/05/2115 (l)		20,767	19,514
Rio Oil Finance Trust
8.200% due 04/06/2028 (l)		301	324
9.250% due 07/06/2024 (l)		12,081	12,671
9.750% due 01/06/2027 (l)		4,781	5,280
Southern California Edison Co. 4.875% due 03/01/2049		11	12
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (l)		975	967

			392,142

Total Corporate Bonds & Notes (Cost $2,704,731)			2,570,918

CONVERTIBLE BONDS & NOTES 1.2%
BANKING & FINANCE 0.3%
Corestate Capital Holding SA 1.375% due 11/28/2022 (l)	EUR	9,900	9,451
PennyMac Corp. 5.500% due 03/15/2026 (l)		$7,700	7,387

			16,838

INDUSTRIALS 0.9%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)(l)		33,700	26,943
Vnet Group, Inc. 0.000% due 02/01/2026 (g)(l)		21,000	16,821

			43,764

Total Convertible Bonds & Notes (Cost $69,308)			60,602

MUNICIPAL BONDS & NOTES 1.3%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		165	182
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		480	527

			709

PUERTO RICO 0.6%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		18,933	10,200
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (g)		1,697	982
4.000% due 07/01/2033		1,318	1,290

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

4.000% due 07/01/2035	1,185	1,147
4.000% due 07/01/2037	1,017	980
4.000% due 07/01/2041	1,383	1,318
4.000% due 07/01/2046	1,438	1,359
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (g)	678	619
5.250% due 07/01/2023	1,472	1,509
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 0.000% due 01/01/2045 ^(d)(g)	13,000	12,643

		32,047

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	95	96

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	355,485	34,607

Total Municipal Bonds & Notes (Cost $64,369)		67,459

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
1.027% due 08/25/2043 ~(a)	23,940	795
1.755% due 10/25/2060 ~(a)(l)	27,904	1,450
3.000% due 01/25/2042 (a)(l)	193	12
3.500% due 08/25/2032 - 06/25/2050 (a)(l)	20,870	3,614
4.000% due 06/25/2050 (a)(l)	12,390	2,113
4.500% due 04/25/2042 (a)(l)	798	104
5.000% due 01/25/2048 - 06/25/2050 (a)(l)	6,201	1,267
5.463% due 07/25/2041 •(a)(l)	2,347	302
5.543% due 08/25/2038 •(a)	425	50
5.593% due 08/25/2049 •(a)	217	34
5.593% due 07/25/2059 •(a)(l)	8,198	1,534
5.613% due 10/25/2040 ~(a)(l)	2,886	268
5.693% due 02/25/2043 •(a)(l)	1,792	261
5.893% due 12/25/2037 •(a)	76	11
6.063% due 09/25/2037 •(a)(l)	413	54
6.143% due 03/25/2040 •(a)(l)	2,481	216
6.183% due 12/25/2036 •(a)(l)	1,636	259
6.193% due 11/25/2036 •(a)	51	6
6.207% due 07/25/2029 ~(l)	9,180	10,075
6.263% due 06/25/2037 •(a)	167	20
6.523% due 03/25/2038 •(a)(l)	1,015	155
6.543% due 02/25/2038 •(a)(l)	569	95
6.643% due 06/25/2023 ~(a)(l)	150	4
8.035% due 10/25/2042 •(l)	1,202	1,139
11.348% due 01/25/2041 •(l)	4,509	5,119
Freddie Mac
0.000% due 02/25/2046 (b)(g)(l)	9,781	8,224
0.100% due 02/25/2046 (a)	9,758	1
0.700% due 11/25/2055 ~(a)(l)	267,790	20,673
2.010% due 11/25/2045 ~(a)(l)	75,137	7,347
3.000% due 06/25/2050 (a)(l)	12,805	2,317
3.500% due 07/25/2050 (a)(l)	28,160	5,590
4.000% due 03/15/2027 (a)	194	12
4.000% due 07/25/2050 (a)(l)	22,456	4,774
4.200% due 11/15/2048 •(a)(l)	48,359	3,477
4.500% due 06/25/2050 (a)(l)	2,763	438
5.000% due 05/25/2048 (a)(l)	8,897	1,351
5.553% due 04/15/2039 •(a)(l)	1,440	264
5.607% due 10/25/2029 •(l)	8,600	9,244
5.643% due 06/25/2050 •(a)(l)	1,335	200
5.693% due 05/25/2050 •(a)(l)	9,332	1,464
5.753% due 01/15/2047 •(a)	323	57
5.803% due 09/15/2042 •(a)(l)	735	85
5.903% due 05/15/2037 •(a)(l)	1,040	156
6.013% due 05/15/2037 •(a)	102	12
6.073% due 07/15/2036 •(a)(l)	1,298	188
6.183% due 09/15/2036 •(a)(l)	406	63
6.201% due 01/25/2051 •(a)(l)	10,156	2,246
6.203% due 05/15/2041 •(a)(l)	835	156
6.303% due 04/15/2036 •(a)(l)	359	38
7.383% due 09/15/2036 •(a)(l)	731	136
9.457% due 03/25/2029 •(l)	6,855	7,192
10.750% due 03/25/2025 •	5,779	5,870
10.957% due 10/25/2028 •	1,483	1,575
13.858% due 09/15/2041 •(l)	602	693
Ginnie Mae
2.500% due 09/20/2036 (a)(l)	59,764	5,273
3.500% due 06/20/2042 (a)(l)	245	37
5.651% due 12/20/2048 •(a)(l)	3,887	569
5.671% due 08/20/2042 •(a)(l)	1,693	276
5.801% due 12/20/2040 •(a)(l)	1,378	133

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

6.269% due 08/16/2039 •(a)(l)		349	7

Total U.S. Government Agencies (Cost $121,360)			119,095

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.8%
245 Park Avenue Trust
3.657% due 06/05/2037 ~		946	832
3.657% due 06/05/2037 ~(l)		2,500	2,240
280 Park Avenue Mortgage Trust 3.134% due 09/15/2034 •(l)		2,500	2,446
Adjustable Rate Mortgage Trust
0.717% due 03/25/2036 •(l)		3,694	2,579
0.757% due 03/25/2037 •		879	985
3.286% due 03/25/2037 ~		1,533	1,465
5.245% due 11/25/2037 ^~		926	803
Alba PLC 1.297% due 12/15/2038 •	GBP	148	179
American Home Mortgage Assets Trust
0.997% due 11/25/2035 •		$665	654
1.037% due 08/25/2037 ^•(l)		9,386	9,039
American Home Mortgage Investment Trust
0.997% due 03/25/2037 •		2,688	1,210
1.057% due 09/25/2045 ~(l)		3,195	3,008
1.357% due 02/25/2044 •(l)		9,739	9,344
6.600% due 01/25/2037 þ		4,653	1,183
Anthracite Ltd. 5.678% due 06/20/2041		2,124	107
ASG Resecuritization Trust
2.545% due 01/28/2037 ~(l)		10,010	8,437
6.000% due 06/28/2037 ~(l)		27,454	17,776
Ashford Hospitality Trust 3.497% due 04/15/2035 •(l)		6,800	6,448
Austin Fairmont Hotel Trust 3.197% due 09/15/2032 •(l)		5,000	4,739
Avon Finance PLC
0.000% due 09/20/2048 (b)(g)	GBP	28,441	32,639
0.000% due 09/20/2048 ~		10	36,018
3.297% due 09/20/2048 ~		20,316	26,157
3.547% due 09/20/2048 •		8,126	10,283
BAMLL Commercial Mortgage Securities Trust
2.547% due 03/15/2037 •(l)		$7,579	7,550
2.647% due 03/15/2037 •(l)		6,728	6,680
Banc of America Alternative Loan Trust
0.817% due 06/25/2037 •		356	271
6.000% due 06/25/2037		124	118
6.000% due 06/25/2046		55	53
6.000% due 07/25/2046 ^		840	783
6.183% due 06/25/2037 ^•(a)		383	54
Banc of America Funding Corp. 0.586% due 05/26/2036 ~(l)		6,109	5,425
Banc of America Funding Trust
0.000% due 06/26/2035 ~(l)		2,345	2,217
0.000% due 11/26/2036 ~(l)		27,420	7,999
0.607% due 08/25/2047 ^~		2,757	2,546
0.869% due 04/20/2047 ^•(l)		5,622	5,526
0.877% due 04/25/2037 ^~(l)		1,131	1,088
1.124% due 02/20/2035 •		4,155	4,246
2.001% due 12/20/2034 ~		519	348
2.125% due 12/20/2036 ~		35	35
2.662% due 01/25/2035 ~		145	149
2.686% due 09/20/2046 ^~		1,033	1,031
2.708% due 04/20/2035 ^~		1,468	1,398
2.880% due 09/20/2047 ^~		196	171
3.043% due 03/20/2036 ^~		1,066	1,042
3.150% due 01/20/2047 ^~		96	90
3.255% due 10/20/2046 ^~		322	283
3.327% due 09/20/2037 ~		402	314
6.000% due 10/25/2037 ^(l)		2,997	2,717
6.619% due 07/26/2036 ~		9,357	3,840
Banc of America Mortgage Trust
2.122% due 10/20/2046 ^~		130	91
3.215% due 01/25/2036 ~		176	173
5.750% due 10/25/2036 ^		715	665
5.750% due 05/25/2037 ^		698	620
6.000% due 10/25/2036 ^		87	82
Bancorp Commercial Mortgage Trust 4.147% due 08/15/2032 •(l)		6,727	6,671
Bayview Commercial Asset Trust 0.677% due 03/25/2037 •		189	179
BCAP LLC Trust
0.547% due 05/26/2036 •		4,473	3,791
0.602% due 05/26/2035 •		6,167	5,515
0.647% due 02/26/2037 ~(l)		9,674	8,813
0.804% due 02/26/2047 •(l)		13,027	11,177
2.045% due 07/26/2045 ~(l)		4,342	4,232
2.611% due 07/26/2035 ~		887	737

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

2.630% due 05/26/2037 ~(l)	1,836	1,818
2.685% due 11/26/2035 ~(l)	2,783	2,637
2.931% due 02/26/2036 ~	3,743	2,866
3.042% due 06/26/2036 ~	2,435	2,194
3.091% due 04/26/2037 ~(l)	7,215	6,403
3.094% due 07/26/2036 ~	456	426
3.170% due 03/26/2037 ~	841	720
3.278% due 03/27/2037 ~	5,615	4,906
5.500% due 12/26/2035 ~	10,849	7,721
6.000% due 06/26/2037 ~	2,080	1,978
6.000% due 08/26/2037 ~	2,431	2,340
6.000% due 10/26/2037 ~	2,000	1,820
7.800% due 01/26/2036 ~(l)	18,478	6,272
Bear Stearns Adjustable Rate Mortgage Trust
2.107% due 09/25/2034 ~	42	39
2.165% due 09/25/2034 ~	18	17
2.962% due 10/25/2036 ^~	148	144
2.988% due 08/25/2047 ^~	188	174
3.271% due 06/25/2047 ^~(l)	1,648	1,621
3.318% due 02/25/2036 ^~	364	358
Bear Stearns ALT-A Trust
0.777% due 06/25/2046 ^•	1,411	1,300
0.797% due 08/25/2036 ^•(l)	16,741	15,427
0.857% due 02/25/2034 •(l)	3,015	2,912
0.957% due 01/25/2036 ^•(l)	4,778	7,026
1.582% due 01/25/2035 •	982	1,048
1.582% due 03/25/2035 •(l)	5,806	6,919
2.125% due 09/25/2034 ~	203	206
2.717% due 05/25/2035 ~	181	181
2.737% due 11/25/2035 ~	34	27
2.817% due 04/25/2035 ~	169	155
2.822% due 03/25/2036 ~	1,452	957
2.834% due 09/25/2035 ^~(l)	8,597	4,518
2.867% due 08/25/2046 ^~(l)	2,820	2,189
2.948% due 04/25/2037 ~(l)	4,751	3,934
2.953% due 11/25/2035 ^~(l)	11,112	8,127
3.061% due 07/25/2036 ~(l)	55,506	35,721
3.164% due 12/25/2046 ^~(l)	3,766	2,484
3.222% due 11/25/2036 ^~	1,753	1,118
3.292% due 08/25/2036 ^~	303	188
3.302% due 05/25/2036 ^~	364	352
4.028% due 07/25/2035 ^~	227	185
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	688	691
Beast Mortgage Trust 3.847% due 03/15/2036 •(l)	6,000	5,960
Beneria Cowen & Pritzer Collateral Funding Corp. 4.035% due 06/15/2038 ~(l)	11,100	10,732
BMO Mortgage Trust 3.269% due 02/15/2039 ~	7,850	7,097
BX Commercial Mortgage Trust
2.634% due 10/15/2036 •(l)	1,010	972
3.134% due 10/15/2036 •(l)	7,993	7,633
3.317% due 05/15/2030 •(l)	5,500	5,305
3.547% due 07/15/2034 •(l)	16,803	16,758
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	414	386
CD Mortgage Trust 5.688% due 10/15/2048 (l)	1,567	1,458
Chase Mortgage Finance Trust
2.834% due 01/25/2036 ^~(l)	4,141	3,784
3.014% due 03/25/2037 ^~(l)	1,163	1,162
6.000% due 03/25/2037 ^	542	354
Citigroup Commercial Mortgage Trust 5.196% due 12/10/2049 ~	10,783	4,839
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029	144	142
Citigroup Mortgage Loan Trust
2.125% due 08/25/2037 ~	1,876	1,068
2.262% due 03/25/2037 ^~(l)	2,122	1,862
2.425% due 03/25/2037 ^~	185	184
2.490% due 03/25/2036 ^•	134	130
2.552% due 04/25/2037 ^~	440	389
2.583% due 08/25/2034 ~(l)	6,115	5,996
2.752% due 07/25/2036 ^~	1,927	1,235
2.831% due 02/25/2036 ~(l)	6,562	6,279
3.066% due 10/25/2035 ^~(l)	1,399	1,392
3.123% due 03/25/2037 ^~	625	617
3.185% due 09/25/2037 ^~(l)	2,661	2,520
5.500% due 12/25/2035	2,071	1,364
6.000% due 07/25/2036 (l)	4,494	3,130
6.500% due 09/25/2036	964	717
Citigroup Mortgage Loan Trust, Inc. 5.500% due 11/25/2035 ^	267	262
Colony Mortgage Capital Ltd. 3.814% due 11/15/2038 •(l)	14,200	13,795

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(l)	6,007	5,962
Commercial Mortgage Loan Trust 6.027% due 12/10/2049 ~(l)	6,904	1,142
Commercial Mortgage Trust
4.547% due 12/15/2038 •(l)	10,004	9,833
5.397% due 12/15/2038 •(l)	5,000	4,906
5.610% due 07/10/2038 ~(l)	4,688	3,813
6.397% due 12/15/2038 •(l)	3,360	3,305
Connecticut Avenue Securities Trust
2.849% due 12/25/2041 •(l)	2,600	2,363
5.599% due 12/25/2041 •	1,200	1,072
6.099% due 10/25/2041 •	3,600	3,264
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^	5,173	1,507
Countrywide Alternative Loan Trust
0.639% due 03/20/2047 •	486	414
0.707% due 06/25/2037 ^•	603	521
0.801% due 12/25/2035 ~(a)	8,556	309
0.807% due 05/25/2036 ^•	1,222	369
0.807% due 08/25/2036 ^•	864	462
0.817% due 05/25/2036 •(l)	9,054	8,748
0.837% due 09/25/2046 ^•(l)	6,450	6,068
0.877% due 08/25/2047 ^•	936	878
0.897% due 05/25/2047 •(l)	5,735	3,460
0.917% due 03/25/2036 •(l)	9,102	9,655
0.957% due 06/25/2037 •(l)	7,109	5,535
0.977% due 07/25/2036 •(l)	5,479	5,212
0.991% due 11/25/2046 •(l)	2,758	2,479
1.047% due 11/20/2035 •	106	101
1.137% due 09/25/2035 •	2,563	1,611
1.137% due 10/25/2046 ^•	113	90
1.157% due 10/25/2035 ^~	557	395
1.451% due 07/20/2035 ^•(l)	6,903	5,834
1.716% due 12/25/2035 ~(a)	3,692	225
1.917% due 11/25/2035 •(l)	9,128	8,861
2.624% due 06/25/2037 ^~	99	88
2.900% due 05/25/2036 ~(l)	3,098	2,882
5.500% due 05/25/2022	19	18
5.500% due 07/25/2035 ^	759	519
5.500% due 10/25/2035 ^	136	118
5.500% due 11/25/2035 ^	345	258
5.500% due 11/25/2035	1,578	1,192
5.500% due 12/25/2035 ^	762	514
5.500% due 01/25/2036 ^	70	69
5.500% due 02/25/2036 ^	957	721
5.500% due 02/25/2036	900	778
5.500% due 05/25/2036 (l)	2,956	2,771
5.500% due 05/25/2036 ^	960	900
5.500% due 04/25/2037 ^	1,664	1,129
5.750% due 01/25/2036	144	101
5.750% due 05/25/2036 ^	151	85
5.750% due 01/25/2037 ^(l)	8,387	5,895
5.750% due 04/25/2037 ^(l)	1,135	1,097
6.000% due 03/25/2035 ^	293	181
6.000% due 11/25/2035 ^	325	84
6.000% due 04/25/2036	497	302
6.000% due 04/25/2036 ^	196	132
6.000% due 08/25/2036 ^	251	186
6.000% due 11/25/2036 ^	234	170
6.000% due 12/25/2036	157	90
6.000% due 01/25/2037 ^	1,665	1,490
6.000% due 02/25/2037 ^	2,219	1,160
6.000% due 03/25/2037 ^	11,182	6,016
6.000% due 04/25/2037 ^(l)	3,908	2,337
6.000% due 04/25/2037 ^	5,484	3,158
6.000% due 09/25/2037 (l)	7,908	3,825
6.250% due 12/25/2036 ^•	540	317
6.500% due 09/25/2032 ^	76	74
6.500% due 06/25/2036 ^	327	218
6.500% due 11/25/2036	8,332	3,453
6.693% due 07/25/2036 •(a)	7,425	1,641
18.544% due 07/25/2035 •	69	69
36.261% due 05/25/2037 ^•	682	980
Countrywide Home Loan Mortgage Pass-Through Trust
1.057% due 03/25/2035 ~	147	115
1.137% due 03/25/2036 •	587	356
2.327% due 03/25/2046 ^•(l)	28,191	19,419
2.485% due 11/25/2035 ^~	873	824
2.596% due 06/20/2035 ~	20	20
2.672% due 08/20/2035 ^~	35	34
2.714% due 11/20/2035 ~(l)	6,385	5,990
2.714% due 09/20/2036 ~	2,783	2,627
2.813% due 05/20/2036 ^~	1,043	890
3.095% due 08/25/2034 ^~	3	3
3.211% due 06/25/2047 ^~(l)	1,449	1,500

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

3.323% due 03/25/2037 ^~		723	642
3.434% due 09/25/2047 ^~		357	330
5.000% due 11/25/2035 ^		22	16
5.500% due 12/25/2034		54	54
5.500% due 08/25/2035 ^		31	21
5.500% due 11/25/2035 ^		27	19
6.000% due 07/25/2037 ^		157	102
6.000% due 08/25/2037 (l)		3,268	1,991
6.000% due 08/25/2037 ^		1	1
Credit Suisse Commercial Mortgage Trust 5.523% due 01/15/2049 ~(l)		10,300	12,322
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036 ^		249	194
7.500% due 05/25/2032		787	800
Credit Suisse Mortgage Capital Certificates
2.034% due 11/25/2037 •(l)		8,005	7,725
2.034% due 11/27/2037 •(l)		8,379	7,346
2.108% due 06/25/2036 ~(l)		4,195	4,164
2.259% due 02/27/2047 ~		35,335	16,680
2.476% due 12/29/2037 ~		3,181	2,355
2.956% due 04/26/2035 ~(l)		8,457	8,296
2.987% due 10/26/2036 ~(l)		11,109	10,885
3.088% due 09/26/2047 ~(l)		18,460	10,904
3.178% due 07/26/2037 ~(l)		6,241	5,749
3.185% due 05/27/2036 ~		2,664	2,033
3.298% due 04/28/2037 ~(l)		2,639	2,638
3.302% due 05/26/2036 ~		4,698	4,016
5.750% due 05/26/2037 (l)		13,436	11,045
7.000% due 08/26/2036		14,482	4,008
7.000% due 08/27/2036		2,941	1,586
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.057% due 07/25/2036 ^•		407	64
6.000% due 07/25/2036		1,917	1,308
6.396% due 04/25/2036 þ(l)		5,448	3,623
6.500% due 05/25/2036 ^		2,841	1,436
Credit Suisse Mortgage Capital Trust
3.297% due 07/15/2038 •(l)		15,850	15,220
4.297% due 07/15/2038 •(l)		13,700	13,212
6.500% due 07/26/2036 ^		11,214	3,822
DBGS Mortgage Trust 3.547% due 10/15/2036 •(l)		26,404	25,978
DBUBS Mortgage Trust 4.652% due 11/10/2046 (l)		10,051	3,527
Debussy DTC PLC 8.250% due 07/12/2025	GBP	15,000	6,808
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.757% due 04/25/2037 •(l)		$4,352	3,103
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.607% due 02/25/2047 •		353	251
5.500% due 12/25/2035 ^		396	382
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.250% due 07/25/2036 ^~		44	41
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		71	70
DOLP Trust 3.704% due 05/10/2041 ~(l)		20,000	16,270
Downey Savings & Loan Association Mortgage Loan Trust 0.629% due 04/19/2047 ^•		214	258
Dssv SARL 3.000% due 10/15/2024 «~	EUR	10,107	11,066
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	6,217
0.335% due 03/13/2045 •	EUR	7,067	6,907
2.272% (BP0003M + 1.250%) due 06/13/2045 ~(l)	GBP	16,972	20,948
2.622% due 09/13/2045 •(l)		15,554	19,438
2.772% (BP0003M + 1.750%) due 06/13/2045 ~(l)		10,452	12,484
3.272% due 09/13/2045 •(l)		11,113	13,990
4.522% (BP0003M + 3.500%) due 06/13/2045 ~(l)		3,717	4,747
4.872% due 09/13/2045 •(l)		9,266	12,097
Extended Stay America Trust 4.097% due 07/15/2038 •(l)		$45,619	44,758
Finsbury Square PLC 5.777% due 06/16/2070 •	GBP	1,000	1,348
First Horizon Alternative Mortgage Securities Trust
0.000% due 06/27/2022		$2	0
2.296% due 08/25/2035 ^~		382	56
2.524% due 05/25/2036 ^~		572	529
2.729% due 11/25/2036 ^~		533	422
2.769% due 02/25/2036 ~		35	29
6.250% due 11/25/2036 ^		60	28
6.643% due 11/25/2036 •(a)		787	171
First Horizon Mortgage Pass-Through Trust
2.847% due 05/25/2037 ^~		2,470	1,277
2.920% due 01/25/2037 ^~		253	189
3.289% due 07/25/2037 ^~		15	11
5.500% due 08/25/2037 ^		221	111

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Freddie Mac
3.449% due 09/25/2041 •(l)		6,000	5,377
3.849% due 02/25/2042 •(l)		16,000	15,689
4.849% due 02/25/2042 •(l)		7,800	7,337
4.849% due 01/25/2051 •		2,300	2,017
4.899% due 10/25/2050 •(l)		2,500	2,545
6.349% due 09/25/2041 •(l)		6,400	5,677
7.099% due 12/25/2041 •		500	447
7.599% due 10/25/2041 •(l)		4,900	4,667
8.599% due 02/25/2042 •		2,350	2,231
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(l)	EUR	24,693	24,200
GMAC Mortgage Corp. Loan Trust 3.559% due 07/19/2035 ~		$24	23
GreenPoint Mortgage Funding Trust
0.637% due 01/25/2037 •		607	580
0.857% due 12/25/2046 ^•(l)		2,896	2,808
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~(l)		39,357	38,019
GS Mortgage Securities Trust 0.565% due 08/10/2043 ~(a)		1,041	8
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(g)		150	150
0.000% due 07/25/2059 ~(a)		151,902	777
0.090% due 07/25/2059 ~(a)		137,256	404
3.810% due 07/25/2059 ~(l)		20,073	17,535
GSC Capital Corp. Mortgage Trust 0.817% due 05/25/2036 ^•		1,425	1,392
GSR Mortgage Loan Trust
0.907% due 07/25/2037 ^•		238	53
2.435% due 11/25/2035 ~		131	87
2.647% due 12/25/2034 ~		10	10
2.871% due 01/25/2036 ^~		354	361
6.000% due 09/25/2034		265	268
6.500% due 08/25/2036 ^•		618	293
HarborView Mortgage Loan Trust
0.642% due 03/19/2036 ^•(l)		7,883	7,786
0.829% due 02/19/2046 •		873	792
0.869% due 11/19/2036 •		1,288	1,195
0.949% due 01/19/2036 •(l)		4,809	3,233
1.009% due 06/19/2034 •		104	100
1.089% due 01/19/2035 •		128	115
1.424% due 06/20/2035 •(l)		4,935	4,815
1.799% due 06/20/2035 •		1,139	1,071
2.073% due 06/19/2045 ^•		969	535
3.257% due 08/19/2036 ^~		75	71
HomeBanc Mortgage Trust
0.957% due 03/25/2035 •		108	96
2.503% due 04/25/2037 ^~(l)		3,214	3,144
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		2,793	2,565
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 ~(l)	EUR	855	864
IM Pastor FTH 0.000% due 03/22/2043 •(l)		19,161	18,838
Impac CMB Trust
0.977% due 11/25/2035 ^•		$132	123
1.177% due 10/25/2034 ~		87	85
Impac Secured Assets Trust 0.567% due 05/25/2037 ^•		3	2
IndyMac IMSC Mortgage Loan Trust 2.881% due 06/25/2037 ^~(l)		3,031	2,361
IndyMac INDA Mortgage Loan Trust
2.826% due 03/25/2037 ~		19	19
2.920% due 12/25/2036 ^~		492	460
IndyMac INDX Mortgage Loan Trust
0.667% due 11/25/2036 •		123	123
0.707% due 02/25/2037 •		2,409	1,776
0.857% due 11/25/2046 •(l)		3,879	3,865
0.917% due 04/25/2035 •		45	42
1.057% due 07/25/2036 •		354	274
1.257% due 08/25/2034 •		127	120
1.317% due 09/25/2034 •		219	207
2.632% due 06/25/2037 ^~		156	144
2.841% due 02/25/2035 ~		218	213
2.845% due 11/25/2035 ^~(l)		2,601	2,514
2.941% due 05/25/2037 ^~		1,864	1,721
2.987% due 06/25/2036 ~		678	671
3.053% due 11/25/2036 ^~		637	625
J.P. Morgan Chase Commercial Mortgage Securities Trust
3.912% due 11/15/2038 •(l)		11,300	10,969
5.657% due 11/15/2038 ~(l)		19,700	19,506
Jackson Park Trust 3.242% due 10/14/2039 ~(l)		3,900	3,192
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,568	1,356

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

JP Morgan Alternative Loan Trust
0.709% due 06/27/2037 •		5,647	4,382
0.857% due 06/25/2037 ~(l)		23,668	11,427
2.556% due 11/25/2036 ^~(l)		149	147
2.659% due 05/25/2036 ^~		641	459
5.500% due 11/25/2036 ^~		8	4
6.000% due 12/25/2035 ^		605	519
6.460% due 12/25/2036 ^þ(l)		3,319	3,255
9.273% due 06/27/2037 ~(l)		13,321	7,324
JP Morgan Chase Commercial Mortgage Securities Trust
0.784% due 06/15/2045 ~(a)		12,519	9
1.897% due 12/15/2036 ~(l)		2,500	2,408
6.376% due 06/12/2041 ~(l)		7,176	6,985
JP Morgan Mortgage Trust
2.560% due 10/25/2036 ~		389	314
2.614% due 07/25/2035 ~		28	28
3.023% due 10/25/2036 ^~		15	13
3.067% due 05/25/2036 ^~		226	201
3.235% due 06/25/2037 ^~(l)		1,955	1,721
6.000% due 08/25/2037 ^		350	234
JP Morgan Resecuritization Trust
2.345% due 03/21/2037 ~		637	606
6.000% due 09/26/2036 ~		1,311	1,087
6.500% due 04/26/2036 ~		4,111	1,763
Lansdowne Mortgage Securities PLC
0.000% due 06/15/2045 •	EUR	800	700
0.000% due 09/16/2048 •(l)		7,489	7,467
Lavender Trust
6.000% due 11/26/2036 (l)		$7,662	7,487
6.250% due 10/26/2036 (l)		3,742	2,468
LB-UBS Commercial Mortgage Trust 0.000% due 02/15/2040 ~(a)		3,344	0
Lehman Mortgage Trust
5.927% due 04/25/2036 ^~		204	164
6.000% due 08/25/2036 ^		542	521
6.000% due 09/25/2036 ^		357	264
6.000% due 05/25/2037 ^		218	228
6.000% due 01/25/2038 ^		532	537
6.500% due 09/25/2037 ^		3,159	1,474
7.250% due 09/25/2037 ^(l)		31,188	11,518
Lehman XS Trust
1.017% due 07/25/2037 •(l)		22,485	16,559
1.357% due 08/25/2047 ^•		265	253
1.457% due 07/25/2047 ~(l)		3,395	3,010
LoanCore Issuer Ltd. 3.214% due 07/15/2035 •(l)		2,705	2,650
LUXE Commercial Mortgage Trust 3.647% due 10/15/2038 •(l)		5,211	5,078
MASTR Adjustable Rate Mortgages Trust
0.867% due 05/25/2047 ^•(l)		4,133	3,657
0.881% due 01/25/2047 ^~		76	75
2.986% due 10/25/2034 ~		327	324
MASTR Alternative Loan Trust
0.807% due 03/25/2036 •		20,025	1,892
0.857% due 03/25/2036 ^•		26,468	2,548
MBRT 3.196% due 11/15/2036 •		9,308	9,112
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(l)		2,565	2,408
Merrill Lynch Mortgage Investors Trust
2.656% due 03/25/2036 ^~(l)		7,209	4,442
2.674% due 05/25/2036 ~		2,752	2,721
MFA Trust 4.039% due 04/25/2065 ~(l)		14,456	14,268
Morgan Stanley Capital Trust
3.744% due 12/15/2036 •(l)		18,590	18,339
4.592% due 12/15/2023 •(l)		18,000	17,752
5.491% due 12/15/2023 •(l)		19,500	19,271
Morgan Stanley Mortgage Loan Trust
0.767% due 01/25/2035 ~		366	362
0.797% due 05/25/2036 •		152	42
2.353% due 07/25/2035 ^~		681	623
2.620% due 01/25/2035 ^~		194	174
3.327% due 05/25/2036 ^~		1,876	1,162
5.750% due 12/25/2035 ^		191	168
5.962% due 06/25/2036 ^~		1,880	740
6.000% due 08/25/2037 ^		144	79
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		2,409	2,350
1.336% due 03/26/2037 þ(l)		1,548	1,571
2.614% due 07/26/2035 ~(l)		8,734	8,762
2.660% due 09/26/2035 ~(l)		1,106	1,096
6.000% due 04/26/2036 (l)		7,969	8,110
Morgan Stanley Resecuritization Trust 2.675% due 06/26/2035 ~(l)		10,891	8,498

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		5,108	4,897
Mortgage Funding PLC 4.222% due 03/13/2046 •(l)	GBP	1,000	1,291
Natixis Commercial Mortgage Securities Trust
3.397% due 11/15/2034 •(l)		$8,574	8,283
4.397% due 11/15/2034 •(l)		3,718	3,599
New Residential Mortgage Loan Trust 3.877% due 11/25/2059 ~		8,300	5,958
New York Mortgage Trust 3.558% due 08/25/2061 þ		1,000	948
Newgate Funding PLC
0.748% due 12/15/2050 •(l)	EUR	1,280	1,357
0.998% due 12/15/2050 ~(l)		2,444	2,541
Nomura Resecuritization Trust 4.723% due 09/26/2035 ~		$3,968	3,710
NovaStar Mortgage Funding Trust 0.479% due 09/25/2046 •		190	186
PMT Credit Risk Transfer Trust 3.357% due 02/27/2024 •(l)		5,318	5,350
Preston Ridge Partners Mortgage 6.291% due 02/25/2027 þ		1,000	981
PRET LLC 3.967% due 09/25/2051 þ(l)		3,900	3,676
Prime Mortgage Trust
0.807% due 06/25/2036 ^•		1,937	1,371
7.000% due 07/25/2034		59	55
RBSSP Resecuritization Trust
2.322% due 07/26/2045 ~(l)		14,186	14,104
2.787% due 05/26/2037 ~		3,122	2,262
3.169% due 09/26/2035 ~		3,979	2,654
6.000% due 03/26/2036 ^~		3,542	2,401
6.000% due 06/26/2037 ~		482	443
Regal Trust 1.718% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
0.757% due 02/25/2037 •		365	372
0.817% due 07/25/2036 ^~(l)		7,265	3,613
0.837% due 05/25/2037 •(l)		8,286	7,864
0.877% due 06/25/2037 •		805	793
1.141% due 01/25/2046 ^~(l)		3,298	3,084
5.334% due 01/25/2036 ~		136	131
5.500% due 04/25/2037		51	48
6.000% due 08/25/2035 ^		734	694
6.000% due 12/25/2035 ^		1,566	1,517
6.000% due 06/25/2036		171	162
6.000% due 09/25/2036 ^(l)		3,380	1,979
6.000% due 11/25/2036 ^		1,657	1,556
6.000% due 01/25/2037 ^		255	238
6.250% due 02/25/2037 ^(l)		2,551	2,381
6.500% due 09/25/2037 ^		932	881
7.000% due 10/25/2037 (l)		5,276	4,853
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		466	350
Residential Asset Securitization Trust
5.500% due 07/25/2035		620	471
6.000% due 02/25/2037 ^		171	102
6.000% due 03/25/2037 ^		2,808	1,383
6.000% due 07/25/2037 ^		6,262	3,260
6.250% due 08/25/2037 ^		4,068	1,382
Residential Funding Mortgage Securities, Inc. Trust
4.659% due 07/27/2037 ^~		126	106
5.850% due 11/25/2035 ^		61	58
6.000% due 04/25/2037 ^		503	470
6.000% due 06/25/2037 ^		185	176
RiverView HECM Trust 2.020% due 05/25/2047 •(l)		12,239	11,641
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~(l)		3,130	2,979
4.250% due 09/25/2060		1,500	1,434
4.250% due 03/25/2061 ~		700	669
4.569% due 11/25/2059 ~		6,815	3,838
5.312% due 03/25/2061 ~		500	361
9.212% due 11/25/2060 ~		1,200	1,145
11.058% due 09/25/2060 ~		1,600	1,467
Sequoia Mortgage Trust
1.030% due 02/20/2034 •		212	194
1.189% due 07/20/2036 •		154	4
1.649% due 10/20/2027 •		391	366
1.857% due 09/20/2032 ~		247	233
2.772% due 01/20/2038 ^~		103	91
SG Commercial Mortgage Securities Trust 4.509% due 02/15/2041 ~(l)		9,000	8,428
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		500	435

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Starwood Mortgage Trust
3.397% due 04/15/2034 •(l)		9,724	9,488
4.397% due 04/15/2034 ~(l)		6,612	6,468
Structured Adjustable Rate Mortgage Loan Trust
2.897% due 02/25/2037 ^~(l)		6,503	5,209
2.915% due 01/25/2036 ^~		671	482
3.107% due 04/25/2047 ~		1,249	750
3.228% due 08/25/2036 ~		2,292	704
Structured Asset Mortgage Investments Trust
0.797% due 03/25/2037 ^•		1,007	319
0.837% due 07/25/2046 ^•(l)		9,737	8,153
0.877% due 05/25/2036 •		1,152	1,110
0.877% due 08/25/2036 ^•		1,227	1,191
0.917% due 05/25/2045 •		75	71
2.802% due 02/25/2036 ~		3,274	2,030
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.694% due 01/25/2034 ~		92	91
SunTrust Adjustable Rate Mortgage Loan Trust 2.113% due 02/25/2037 ^~(l)		1,462	1,358
SunTrust Alternative Loan Trust 6.693% due 04/25/2036 ^•(a)		4,028	911
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		214	113
6.500% due 07/25/2036 (l)		18,305	5,936
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 10/28/2050 •	EUR	8,794	5,567
0.000% due 12/28/2050 •		3,222	3,181
Tharaldson Hotel Portfolio Trust 3.770% due 11/11/2034 •(l)		$2,530	2,435
VNDO Mortgage Trust 3.903% due 01/10/2035 ~(l)		4,814	4,311
WaMu Mortgage Pass-Through Certificates Trust
0.891% due 06/25/2047 ^•		1,796	1,452
0.951% due 07/25/2047 •(l)		12,909	11,475
0.997% due 07/25/2045 •		127	124
1.021% due 10/25/2046 ^•		244	230
1.297% due 06/25/2044 •(l)		106	103
1.473% due 07/25/2047 ^•		434	406
1.723% due 07/25/2046 ~(l)		2,893	2,782
2.366% due 03/25/2033 ~		34	34
2.455% due 11/25/2036 ^~		124	120
2.811% due 06/25/2037 ^~		710	682
2.823% due 08/25/2036 ^~(l)		1,129	1,078
2.921% due 03/25/2037 ^~		265	245
2.999% due 07/25/2037 ^~		572	575
3.009% due 07/25/2037 ^~		1,227	995
3.110% due 02/25/2037 ^~		226	222
3.335% due 03/25/2037 ^~(l)		1,808	1,796
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	566
2.950% due 12/21/2049 •		646	850
3.450% due 12/21/2049 •		646	848
Washington Mutual Mortgage Pass-Through Certificates Trust
0.697% due 01/25/2047 ^•(l)		$8,506	8,642
0.991% due 10/25/2046 ^•		288	258
1.057% due 07/25/2036 ^•(l)		3,713	2,532
1.111% due 06/25/2046 •(l)		6,164	3,898
3.725% due 06/25/2033 ~		67	67
5.750% due 11/25/2035 ^		959	957
6.000% due 04/25/2037 ^		1,606	1,528
6.467% due 05/25/2036 ^þ(l)		4,112	3,961
Wells Fargo Alternative Loan Trust
2.553% due 07/25/2037 ^~		1,791	1,658
5.750% due 07/25/2037 ^		201	196
Wells Fargo Mortgage Loan Trust
2.741% due 03/27/2037 ~		3,605	2,649
2.885% due 04/27/2036 ~(l)		4,483	4,187
Wells Fargo Mortgage-Backed Securities Trust
2.514% due 09/25/2036 ^~		5	5
2.603% due 10/25/2036 ^~		6	6
6.000% due 06/25/2037 ^		73	69
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(l)		5,000	4,293

Total Non-Agency Mortgage-Backed Securities (Cost $1,752,172)			1,787,237

ASSET-BACKED SECURITIES 33.2%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(l)		18,315	17,862
Acacia CDO Ltd. 1.189% due 11/08/2039 •		9,052	3,281
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2022		200	4
ACE Securities Corp. Home Equity Loan Trust
0.567% due 12/25/2036 •(l)		22,196	7,122
1.417% due 08/25/2035 •		5,005	3,660

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

1.552% due 07/25/2035 ^•(l)		17,938	16,750
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,100
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.557% due 09/25/2034 ~		$740	749
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(l)		2,164	1,832
Alkali Europe SARL 3.800% due 07/15/2022 «•	EUR	3,064	3,386
American Money Management Corp. CLO Ltd. 6.298% due 04/14/2029 •		$6,100	5,935
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.182% due 05/25/2034 •		154	153
2.407% due 09/25/2032 •(l)		1,148	1,181
3.307% due 08/25/2032 •		383	381
Argent Securities Trust
0.607% due 09/25/2036 •(l)		7,983	3,226
0.657% due 06/25/2036 •		6,843	2,380
0.697% due 04/25/2036 •		1,076	428
0.757% due 06/25/2036 •		3,853	1,347
0.837% due 03/25/2036 •(l)		10,835	7,218
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.147% due 11/25/2035 •(l)		29,851	26,721
1.217% due 02/25/2036 •(l)		23,431	21,206
Asset-Backed Funding Certificates Trust
0.607% due 10/25/2036 •		2,454	2,412
1.017% due 10/25/2033 •		167	160
1.507% due 03/25/2034 ^•		574	562
Banco Bilbao Vizcaya Argentaria 0.163% due 03/22/2046 •	EUR	622	427
Bear Stearns Asset-Backed Securities Trust
0.500% due 09/25/2034 •		$247	239
0.597% due 12/25/2036 •(l)		11,193	14,471
1.957% due 10/27/2032 •		5	6
2.332% due 12/25/2034 •(l)		18,650	18,581
2.670% due 07/25/2036 ~		189	188
2.747% due 10/25/2036 ~(l)		2,675	1,714
2.752% due 10/25/2036 ~		235	226
6.000% due 12/25/2035 ^		386	303
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	733
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		10,100	10,754
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,330
Carrington Mortgage Loan Trust
0.537% due 03/25/2035 •		687	637
0.877% due 12/26/2036 •(l)		13,201	11,655
Cavendish Square Funding PLC 1.327% due 02/11/2055 •	EUR	1,566	1,734
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	1,486
Citigroup Mortgage Loan Trust
0.607% due 12/25/2036 •(l)		18,775	8,843
0.617% due 12/25/2036 •(l)		12,773	8,363
0.657% due 05/25/2037 •		482	385
0.677% due 12/25/2036 •(l)		13,756	6,542
0.777% due 09/25/2036 •(l)		12,229	10,227
1.157% due 11/25/2046 •		4,267	3,945
4.774% due 03/25/2036 ^þ		1,560	897
6.352% due 05/25/2036 ^þ		393	181
6.851% due 05/25/2036 ^þ		2,286	1,053
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,551
Conseco Finance Corp.
6.530% due 02/01/2031 ~		$600	564
7.060% due 02/01/2031 ~		2,611	2,500
7.500% due 03/01/2030 ~		6,616	3,279
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		424	425
7.960% due 05/01/2031		1,478	583
8.060% due 09/01/2029 ~		2,914	829
8.260% due 12/01/2030 ~		4,640	1,554
8.850% due 12/01/2030 ~		5,630	1,521
9.163% due 03/01/2033 ~		9,602	8,894
9.546% due 12/01/2033 ~		6,480	6,535
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,101	529
Coronado CDO Ltd.
2.022% due 09/04/2038 ~		$25,462	13,144
6.000% due 09/04/2038		4,034	2,821
Countrywide Asset-Backed Certificates
0.657% due 06/25/2037 ^•(l)		20,538	21,384
0.717% due 12/25/2036 ^•(l)		9,456	9,235
0.737% due 03/25/2037 •(l)		13,051	13,393
0.777% due 05/25/2036 •(l)		1,586	1,771

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

0.847% due 01/25/2046 ^•(l)		35,725	32,217
0.937% due 03/25/2036 •(l)		17,809	17,443
0.937% due 04/25/2036 ^•		441	404
1.007% due 05/25/2047 ^•		6,397	5,412
1.042% due 04/25/2036 •(l)		8,762	7,955
1.137% due 12/25/2036 ^•		316	263
1.192% due 04/25/2036 •(l)		15,850	13,543
1.357% due 03/25/2047 ^~		1,102	983
4.111% due 02/25/2036 ~		5	5
4.589% due 10/25/2032 ^~(l)		7,810	7,634
Countrywide Asset-Backed Certificates Trust
0.697% due 03/25/2047 ^~(l)		7,655	7,021
2.482% due 11/25/2035 •(l)		3,110	2,368
5.859% due 10/25/2046 ^~		846	858
Credit Suisse First Boston Mortgage Securities Corp. 1.507% due 02/25/2031 •		610	597
Credit-Based Asset Servicing & Securitization CBO Corp. 0.833% due 09/06/2041 •		98,602	2,496
Credit-Based Asset Servicing & Securitization LLC 6.250% due 10/25/2036 þ		374	374
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^		2,428	2,131
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		1,000	935
Duke Funding Ltd. 0.731% due 04/08/2039 •		7,584	836
ECAF Ltd.
3.473% due 06/15/2040		1,328	1,109
4.947% due 06/15/2040		8,585	7,126
EMC Mortgage Loan Trust 3.832% due 04/25/2042 •		2,050	2,012
Encore Credit Receivables Trust 1.147% due 07/25/2035 •		421	415
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	9,457	10,215
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(g)		$22	12,488
0.000% due 08/15/2031 «(g)		15	11,269
0.000% due 07/15/2033 «(g)		27	58,209
0.000% due 12/15/2033 «(g)		28	33,210
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	13,222	5,443
FBR Securitization Trust 1.137% due 10/25/2035 •		$15	15
Fieldstone Mortgage Investment Trust 0.797% due 07/25/2036 •		4,555	2,673
First Franklin Mortgage Loan Trust
1.027% due 02/25/2036 •(l)		5,500	5,187
1.402% due 09/25/2035 •		5,831	5,651
1.432% due 05/25/2036 •(l)		13,662	12,798
Flagship Credit Auto Trust 0.000% due 12/15/2027 «(g)		9	1,931
FREED ABS Trust 0.000% due 09/20/2027 «(g)		10	2,813
Fremont Home Loan Trust
0.607% due 01/25/2037 •		3,135	1,729
0.937% due 02/25/2037 •		1,202	533
Glacier Funding CDO Ltd. 0.581% due 08/04/2035 •		31,689	5,026
GMAC Mortgage Corp. Home Equity Loan Trust 6.749% due 12/25/2037 þ		1,016	1,055
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		6,233	5,682
GSAMP Trust
0.517% due 01/25/2037 •		2,870	2,026
0.547% due 01/25/2037 •		856	606
0.597% due 12/25/2036 •		873	557
0.657% due 11/25/2036 •		3,712	2,137
0.707% due 12/25/2036 •		4,075	2,451
0.777% due 04/25/2036 •		484	374
0.997% due 04/25/2036 ~(l)		17,259	13,577
2.107% due 10/25/2034 •		117	117
2.332% due 06/25/2034 •(l)		1,253	1,265
Hillcrest CDO Ltd. 0.541% due 12/10/2039 •		33,930	8,803
Home Equity Mortgage Loan Asset-Backed Trust
0.617% due 11/25/2036 •(l)		3,892	3,654
0.697% due 04/25/2037 •(l)		13,855	10,534
0.777% due 04/25/2037 •		3,095	2,829
Hout Bay Corp.
0.325% due 07/05/2041 •(l)		110,171	20,950
0.525% due 07/05/2041 •		4,871	646
0.655% due 07/05/2041 •		1,690	20
HSI Asset Securitization Corp. Trust
0.647% due 01/25/2037 •(l)		31,487	26,782
0.677% due 12/25/2036 •(l)		20,751	7,202

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

0.777% due 10/25/2036 •	7,018	3,476
0.797% due 12/25/2036 •(l)	12,710	4,391
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 5.754% due 12/25/2031 ^þ	495	202
IXIS Real Estate Capital Trust 1.432% due 09/25/2035 ^•	3,951	3,897
JP Morgan Mortgage Acquisition Trust
0.617% due 08/25/2036 ~	6	3
0.647% due 03/25/2047 •	622	618
0.757% due 07/25/2036 •	1,422	797
0.777% due 07/25/2036 ^•	1,054	368
5.462% due 09/25/2029 ^þ	2,963	2,132
5.888% due 10/25/2036 ^þ(l)	8,118	5,838
KGS-Alpha SBA COOF Trust 1.224% due 04/25/2038 «~(a)	1,194	22
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (l)	3,708	3,413
Lehman ABS Mortgage Loan Trust 0.547% due 06/25/2037 •	3,869	2,986
Lehman XS Trust
4.502% due 05/25/2037 ^~(l)	8,198	7,762
6.670% due 06/24/2046 þ	558	591
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)	1,400	1,561
0.000% due 04/15/2028 «(g)	1,700	1,931
Long Beach Mortgage Loan Trust
0.837% due 02/25/2036 ~(l)	45,126	40,952
0.997% due 05/25/2046 ~	6,900	2,781
1.162% due 11/25/2035 •(l)	56,090	54,313
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~	5,600	3,642
Margate Funding Ltd. 0.446% due 12/04/2044 •	17,694	5,889
Marlette Funding Trust
0.000% due 07/16/2029 «(g)	16	1,459
0.000% due 09/17/2029 «(g)	35	3,451
0.000% due 03/15/2030 «(g)	33	3,405
0.000% due 09/16/2030 «(g)	9	1,430
MASTR Asset-Backed Securities Trust
0.677% due 08/25/2036 •	2,940	1,411
0.757% due 03/25/2036 •(l)	5,886	4,441
0.797% due 06/25/2036 •(l)	4,578	4,346
0.817% due 02/25/2036 •(l)	6,625	3,231
0.937% due 06/25/2036 •	2,880	1,390
0.997% due 12/25/2035 ~(l)	15,126	13,246
1.027% due 01/25/2036 •	256	253
Mid-State Capital Corp. Trust 6.742% due 10/15/2040	3,451	3,518
Morgan Stanley ABS Capital, Inc. Trust
0.527% due 10/25/2036 •	1,509	829
0.557% due 11/25/2036 •	1,315	920
0.577% due 09/25/2036 •	3,402	1,510
0.597% due 10/25/2036 •(l)	7,846	4,340
0.607% due 11/25/2036 •(l)	14,338	10,070
0.677% due 10/25/2036 •	3,781	2,108
0.757% due 06/25/2036 •	5,608	3,587
0.757% due 09/25/2036 •	6,835	3,078
0.787% due 02/25/2037 •	4,870	2,785
1.492% due 01/25/2035 •(l)	6,376	5,881
2.407% due 05/25/2034 •	806	811
Morgan Stanley Capital, Inc. Trust 0.817% due 03/25/2036 •	12	11
Morgan Stanley Home Equity Loan Trust 0.687% due 04/25/2037 •(l)	23,984	15,143
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	135,200	41,348
New Century Home Equity Loan Trust 3.457% due 01/25/2033 ^~	294	270
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.737% due 07/25/2036 •(l)	3,500	3,201
0.787% due 10/25/2036 ^•	4,365	1,034
NovaStar Mortgage Funding Trust 0.797% due 11/25/2036 •	1,159	495
Oakwood Mortgage Investors, Inc.
0.627% due 06/15/2032 •	4	4
7.840% due 11/15/2029 ~	1,621	1,702
8.490% due 10/15/2030 ^	1,171	1,062
OCP CLO Ltd. 0.000% due 07/20/2032 ~«	11	5,868
Option One Mortgage Loan Trust
0.587% due 07/25/2037 •(l)	12,803	10,693
0.597% due 01/25/2037 •	302	232
0.597% due 01/25/2037 •(l)	8,677	6,106
0.677% due 01/25/2037 •	1,770	1,255
0.707% due 03/25/2037 •	532	327
0.787% due 04/25/2037 •	2,165	1,296

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

5.662% due 01/25/2037 ^þ		3	3
Orient Point CDO Ltd.
0.484% due 10/03/2045 ~(l)		202,068	67,781
0.484% due 10/03/2045 •(l)		202,973	68,084
Ownit Mortgage Loan Trust 3.125% due 10/25/2035 þ		1,707	1,156
Palisades CDO Ltd. 1.208% due 07/22/2039 ~		6,700	3,236
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.332% due 10/25/2034 •		1,161	1,163
2.482% due 12/25/2034 •(l)		25,974	25,700
PRET LLC
3.721% due 07/25/2051 þ		1,200	1,118
3.844% due 07/25/2051 þ		2,900	2,768
Pretium Mortgage Credit Partners LLC 6.170% due 07/25/2051 þ		2,100	2,062
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		963	709
RAAC Trust 3.082% due 05/25/2046 •(l)		17,151	16,138
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	1,147
Residential Asset Mortgage Products Trust
1.207% due 04/25/2034 •(l)		2,057	2,030
1.327% due 04/25/2034 •(l)		783	775
1.537% due 02/25/2035 •		58	58
1.582% due 08/25/2033 •		501	490
2.032% due 04/25/2034 ^~		1,059	1,020
2.437% due 04/25/2034 ^•		1,738	1,666
Residential Asset Securities Corp. Trust
0.717% due 11/25/2036 •(l)		5,441	5,097
0.797% due 10/25/2036 •		4,719	4,412
0.937% due 08/25/2036 •(l)		10,678	9,825
0.952% due 04/25/2036 •(l)		5,923	5,317
1.117% due 12/25/2035 •(l)		8,329	7,627
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~		11,667	8,269
0.000% due 10/20/2030 ~		4,967	3,616
0.000% due 10/20/2031 ~		4,967	3,472
0.000% due 04/20/2034 ~		22,000	15,389
Saxon Asset Securities Trust
1.432% due 11/25/2035 •		5,547	4,372
2.152% due 03/25/2035 •		5,528	3,563
Securitized Asset-Backed Receivables LLC Trust
0.687% due 02/25/2037 ^•		241	128
0.737% due 07/25/2036 •(l)		14,824	13,339
0.777% due 07/25/2036 •		2,334	1,021
0.957% due 05/25/2036 •(l)		16,864	11,082
1.057% due 11/25/2035 •(l)		11,709	10,158
1.117% due 08/25/2035 ^•(l)		1,870	1,445
1.132% due 01/25/2035 •(l)		7	7
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	987
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		$36	28,442
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		31	12,069
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		8	3,197
0.000% due 09/15/2054 «(g)		67,442	99,865
0.000% due 11/16/2054 «(g)		5	5,318
SoFi Professional Loan Program LLC 0.000% due 01/25/2039 «(g)		33,000	3,300
Sofi Professional Loan Program LLC
0.000% due 05/25/2040 (g)		31,475	4,260
0.000% due 07/25/2040 «(g)		157	2,282
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		14,219	2,382
Soloso CDO Ltd. 0.546% due 10/07/2037 •		17,418	14,805
Soundview Home Loan Trust
0.607% due 06/25/2037 •		2,524	1,900
0.637% due 02/25/2037 •		7,387	2,541
0.717% due 02/25/2037 •		8,573	3,002
0.737% due 06/25/2037 •(l)		6,238	4,736
1.407% due 10/25/2037 •		4,674	4,217
1.557% due 09/25/2037 •		2,008	1,883
South Coast Funding Ltd.
0.454% due 01/06/2041 •(l)		160,946	36,825
0.454% due 01/06/2041 •		10,182	2,330
Specialty Underwriting & Residential Finance Trust
0.757% due 06/25/2037 •		3,294	1,999
0.807% due 03/25/2037 •		316	221
4.054% due 02/25/2037 ^þ		2,702	1,265
START Ireland 4.089% due 03/15/2044 (l)		800	742

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Structured Asset Securities Corp. 6.457% due 05/25/2032 ^•(l)		5,878	5,086
Structured Asset Securities Corp. Mortgage Loan Trust 0.907% due 06/25/2035 ~		84	84
Symphony CLO Ltd. 4.838% due 07/14/2026 •		15,100	15,011
Taberna Preferred Funding Ltd.
0.655% due 05/05/2038 •(l)		3,780	3,591
0.665% due 02/05/2037 •(l)		16,535	14,717
0.695% due 08/05/2036 •		3,134	2,790
0.695% due 08/05/2036 ^•		12,608	11,221
Talon Funding Ltd. 1.073% due 06/05/2035 •		678	575
Tropic CDO Ltd. 0.561% due 07/15/2036 •(l)		3,631	3,431
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		441	436
Verde CDO Ltd. 0.439% due 10/05/2045 ~(l)		245,734	67,307

Total Asset-Backed Securities (Cost $1,926,540)			1,702,254

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ(l)		36,860	11,375
1.000% due 07/09/2029 (l)		5,302	1,824
1.125% due 07/09/2035 þ(l)		36,256	10,464
1.125% due 07/09/2046 þ		230	73
1.400% due 03/25/2023 (l)	ARS	471,376	2,488
1.450% due 08/13/2023 (l)		758,192	4,006
2.000% due 01/09/2038 þ(l)		$93,277	35,445
2.500% due 07/09/2041 þ(l)		20,323	7,215
15.500% due 10/17/2026 (l)	ARS	555,410	1,152
40.178% (BADLARPP) due 10/04/2022 ~		1,476	3
Autonomous City of Buenos Aires 39.273% (BADLARPP + 3.750%) due 02/22/2028 ~(l)		155,766	779
Ecuador Government International Bond 5.000% due 07/31/2030 þ(l)		$2,960	2,480
Egypt Government International Bond
6.375% due 04/11/2031 (l)	EUR	6,728	6,392
7.500% due 02/16/2061 (l)		$18,050	14,390
Ghana Government International Bond
6.375% due 02/11/2027 (l)		4,477	3,381
7.875% due 02/11/2035 (l)		5,412	3,791
8.750% due 03/11/2061 (l)		1,500	1,045
Ivory Coast Government International Bond
4.875% due 01/30/2032 (l)	EUR	14,700	14,358
6.625% due 03/22/2048 (l)		8,000	7,753
Nigeria Government International Bond 8.250% due 09/28/2051 (l)		$7,300	6,378
Peru Government International Bond
5.350% due 08/12/2040	PEN	221	49
5.400% due 08/12/2034		7	2
5.940% due 02/12/2029		108	28
5.940% due 02/12/2029 (l)		1,898	501
6.150% due 08/12/2032		376	99
6.350% due 08/12/2028 (l)		3,085	837
6.350% due 08/12/2028		1,052	286
6.900% due 08/12/2037		935	251
6.950% due 08/12/2031		448	125
8.200% due 08/12/2026		250	74
8.200% due 08/12/2026 (l)		1,824	537
Provincia de Buenos Aires
42.033% due 04/12/2025	ARS	75,030	376
42.033% due 04/12/2025 (l)		2,209,837	11,063
Romania Government International Bond
2.125% due 03/07/2028 (l)	EUR	20,200	21,099
2.625% due 12/02/2040 (l)		8,600	7,265
2.750% due 04/14/2041 (l)		2,500	2,129
2.875% due 04/13/2042 (l)		8,600	7,323
3.750% due 02/07/2034 (l)		2,330	2,410
Russia Government International Bond
5.100% due 03/28/2035		$600	105
5.625% due 04/04/2042		10,200	3,519
5.875% due 09/16/2043		200	71
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024 (l)		1,400	1,441
Ukraine Government International Bond
4.375% due 01/27/2030 (l)	EUR	10,155	4,746
6.876% due 05/21/2029 (l)		$13,000	5,460
Venezuela Government International Bond
6.000% due 12/09/2049		590	51
8.250% due 10/13/2024 ^(d)		136	12

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

9.250% due 09/15/2027 ^(d)	734	64

Total Sovereign Issues (Cost $293,521)		204,715

	SHARES
COMMON STOCKS 2.6%
COMMUNICATION SERVICES 1.1%
Clear Channel Outdoor Holdings, Inc. (e)	4,853,248	16,792
iHeartMedia, Inc. 'A' (e)	2,021,190	38,261

		55,053

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)	2	0
Desarrolladora Homex SAB de CV (e)	719,113	1
Urbi Desarrollos Urbanos SAB de CV (e)	4,776	2

		3

ENERGY 0.2%
Axis Energy Services 'A' «(e)(j)	17,105	252
Nobil Corp. (e)(j)	179,072	6,276
Valaris Ltd. (e)	10,960	570

		7,098

FINANCIALS 1.1%
Credit Suisse Group AG	277,457	2,204
Intelsat SA «(e)(j)	1,751,422	53,418

		55,622

INDUSTRIALS 0.0%
Mcdermott International Ltd. (e)	584,497	386
Noble Corp. (e)	13,982	490
Voyager Aviation Holdings LLC «(e)	16,278	0
Westmoreland Mining Holdings «(e)(j)	240,900	0

		876

MATERIALS 0.0%
Associated Materials Group, Inc. «(e)	11,411,610	0

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	59,964	6

UTILITIES 0.2%
TexGen Power LLC «	450,094	10,915

Total Common Stocks (Cost $226,170)		129,573

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «	371,263	1,762

Total Rights (Cost $0)		1,762

WARRANTS 1.5%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	288	0
Intelsat Emergence SA - Exp. 02/17/2027 «	13,833	67

		67

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	2,809,304	1,535

INFORMATION TECHNOLOGY 1.5%
Windstream Holdings LLC - Exp. 9/21/2055 «	3,155,914	76,808

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Warrants (Cost $68,646)		78,410

PREFERRED SECURITIES 7.3%
FINANCIALS 3.9%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~(l)	35,500,000	20,410
American AgCredit Corp. 5.250% due 06/15/2026 •(h)	10,000,000	9,900
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)(l)	4,300,000	4,257
Compeer Financial ACA 4.875% due 08/15/2026 •(h)(l)	1,900,000	1,862
Nationwide Building Society 10.250% ~	114,542	25,880
OCP CLO Ltd. 0.000% due 04/26/2028 «(g)	2,600	1,839
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)(l)	103,752,850	134,246

		198,394

INDUSTRIALS 2.7%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(h)(l)	2,372,000	2,283
Sequa Corp. (15.000% PIK) 15.000% «(c)	87,173	108,494
Voyager Aviation Holdings LLC 9.500% «	97,668	29,560

		140,337

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)	1,336,067	34,806

Total Preferred Securities (Cost $329,358)		373,537

REAL ESTATE INVESTMENT TRUSTS 1.1%
REAL ESTATE 1.1%
CBL & Associates Properties, Inc.	17,153	564
Uniti Group, Inc.	2,146,174	29,531
VICI Properties, Inc.	934,693	26,602

Total Real Estate Investment Trusts (Cost $26,261)		56,697

SHORT-TERM INSTRUMENTS 10.1%
REPURCHASE AGREEMENTS (k) 5.5%		284,000

U.S. TREASURY BILLS 3.5%
0.211% due 04/26/2022 - 06/30/2022 (f)(g)(l)(n)(p)	176,782	176,735

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY CASH MANAGEMENT BILLS 1.1%
0.709% due 06/21/2022 - 07/26/2022 (f)(g)(l)(n)(p)	55,193	55,067

Total Short-Term Instruments (Cost $515,798)		515,802

Total Investments in Securities (Cost $9,714,913)		9,211,099

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
COMMON STOCKS 1.8%
AFFILIATED INVESTMENTS 1.8%
Neiman Marcus Group Ltd. LLC (j)	602,840	93,472

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Sierra Hamilton Holder LLC (j)	30,337,712	3

		93,475

Total Common Stocks (Cost $27,066)		93,475

Total Investments in Affiliates (Cost $27,066)		93,475

Total Investments 181.4% (Cost $9,741,979)		$9,304,574
Financial Derivative Instruments (m)(o) 0.3%(Cost or Premiums, net $(32,953))		17,331
Other Assets and Liabilities, net (81.7)%		(4,192,772)

Net Assets 100.0%		$5,129,133

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						Payment in-kind security.
(d)						Security is not accruing income as of the date of this report.
(e)						Security did not produce income within the last twelve months.
(f)						Coupon represents a weighted average yield to maturity.
(g)						Zero coupon security.
(h)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)						Contingent convertible security.
(j)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022					09/24/2020	$36,138	$34,806	0.68%
Axis Energy Services 'A'					07/01/2021	252	252	0.00
Buffalo Thunder Development Authority 0.000% due 11/15/2029					12/08/2014	7	2	0.00
Ferroglobe PLC 9.375% due 12/31/2025					12/04/2019 – 12/09/2021	3,181	3,185	0.06
Intelsat SA					06/19/2017 – 02/23/202	114,056	53,418	1.04
Neiman Marcus Group Ltd. LLC					09/25/2020	19,376	93,472	1.82
Nobil Corp.					02/05/2021 - 02/27/2021	2,389	6,276	0.12
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026					09/26/2019	5,441	5,507	0.11
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	36,300	42,465	0.83
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022					04/09/2018	63,120	62,284	0.71
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	39,594	39,241	0.77
Sierra Hamilton Holder LLC					07/31/2017	7,690	3	0.00
Westmoreland Mining Holdings					12/08/2014 - 03/26/2019	7,008	0	0.00

						$334,597	$340,911	6.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

MBC	0.280%	03/31/2022	04/01/2022	$270,300	U.S. Treasury Bonds 2.000% - 3.125% due 08/15/2046 - 08/15/2051	$(138,401)	$270,300	$270,302
					U.S. Treasury Floating Rate Note 0.661% due 07/31/2022	(56,154)
					U.S. Treasury Notes 0.500% - 0.625% due 02/28/2026 - 11/30/2027	(84,574)
NOM	0.280	03/31/2022	04/01/2022	13,700	U.S. Treasury Notes 1.375% due 10/31/2028	(13,936)	13,700	13,700

Total Repurchase Agreements						$(293,065)	$284,000	$284,002

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	0.570%	03/30/2022	TBD(2)		$(543)	$(543)
	0.650	03/30/2022	TBD(2)		(572)	(572)
BNY	0.806	10/08/2021	04/08/2022		(50,211)	(50,408)
	1.000	02/11/2022	05/11/2022		(13,690)	(13,708)
	1.000	02/16/2022	05/16/2022		(36,481)	(36,525)
	1.100	02/15/2022	05/16/2022		(24,571)	(24,605)
	1.100	03/03/2022	06/03/2022		(32,864)	(32,893)
	1.100	03/07/2022	06/07/2022		(43,700)	(43,733)
	1.120	03/03/2022	06/03/2022		(26,798)	(26,822)
	1.130	02/18/2022	05/18/2022		(24,375)	(24,408)
	1.150	02/14/2022	05/16/2022		(10,944)	(10,960)
BOM	0.570	02/03/2022	04/01/2022		(9,778)	(9,786)
	0.630	01/11/2022	04/11/2022		(4,506)	(4,513)
	0.760	04/01/2022	05/02/2022		(9,408)	(9,408)
BOS	0.370	03/18/2022	04/12/2022		(636)	(636)
	0.780	03/10/2022	06/10/2022		(30,374)	(30,388)
	0.780	03/17/2022	06/10/2022		(4,371)	(4,372)
	1.130	02/18/2022	05/24/2022		(6,841)	(6,850)
	1.550	03/22/2022	07/20/2022		(6,661)	(6,664)
BPS	(5.500)	03/10/2021	TBD(2)	EUR	(2,564)	(2,797)
	(5.500)	04/20/2021	TBD(2)		(912)	(996)
	(4.000)	03/23/2022	TBD(2)		(3,753)	(4,148)
	(0.400)	01/21/2022	04/21/2022		(1,782)	(1,970)
	(0.350)	10/19/2021	TBD(2)		(310)	(343)
	(0.350)	01/19/2022	04/19/2022		(532)	(588)
	(0.350)	01/21/2022	04/21/2022		(2,709)	(2,994)
	(0.350)	02/09/2022	05/10/2022		(1,696)	(1,876)
	(0.330)	01/14/2022	05/05/2022		(3,788)	(4,187)
	(0.330)	02/09/2022	05/10/2022		(2,903)	(3,209)
	(0.320)	01/13/2022	04/28/2022		(11,453)	(12,661)
	(0.320)	02/02/2022	05/12/2022		(3,602)	(3,983)
	(0.300)	10/19/2021	TBD(2)		(6,820)	(7,534)
	(0.300)	01/28/2022	04/28/2022		(1,751)	(1,936)
	0.500	01/18/2022	04/19/2022	GBP	(205)	(269)
	0.520	10/14/2021	04/18/2022		$(22,992)	(23,048)
	0.530	11/05/2021	05/12/2022		(3,063)	(3,069)
	0.530	11/08/2021	05/12/2022		(1,643)	(1,646)
	0.550	02/04/2022	04/08/2022		(2,149)	(2,151)
	0.600	01/18/2022	04/19/2022	GBP	(203)	(267)
	0.600	03/08/2022	04/12/2022		$(1,713)	(1,714)
	0.600	03/30/2022	04/12/2022		(94)	(94)
	0.750	03/09/2022	05/12/2022		(18,099)	(18,108)
	0.750	03/10/2022	05/13/2022		(3,252)	(3,254)
	0.810	10/07/2021	04/07/2022		(7,394)	(7,424)
	0.810	10/20/2021	04/07/2022		(6,673)	(6,699)
	0.900	02/09/2022	TBD(2)	GBP	(1,033)	(1,358)
	0.900	02/22/2022	TBD(2)		(2,373)	(3,119)
	0.900	03/09/2022	06/09/2022		$(282)	(282)
	0.900	03/23/2022	06/23/2022		(1,122)	(1,123)
	0.950	12/10/2021	06/10/2022		(1,329)	(1,333)
	0.960	03/17/2022	06/17/2022		(2,668)	(2,669)
	1.050	12/17/2021	06/23/2022		(3,651)	(3,662)
	1.050	01/31/2022	06/23/2022		(1,932)	(1,936)
	1.060	01/05/2022	05/24/2022		(26,059)	(26,125)
	1.070	02/16/2022	05/20/2022		(64,802)	(64,887)
	1.076	03/02/2022	06/03/2022		(40,641)	(40,677)
	1.080	03/02/2022	06/02/2022		(20,299)	(20,318)
	1.080	03/08/2022	06/10/2022		(40,347)	(40,376)
	1.100	03/29/2022	06/02/2022		(415)	(415)
	1.120	02/14/2022	05/16/2022		(36,960)	(37,013)
	1.120	03/23/2022	06/23/2022		(4,089)	(4,090)
	1.123	02/02/2022	05/03/2022	GBP	(10,170)	(13,383)
	1.170	02/01/2022	08/01/2022		$(3,161)	(3,167)
	1.200	03/29/2022	06/02/2022		(33,413)	(33,417)
	1.250	03/15/2022	09/16/2022		(1,754)	(1,755)
	1.250	03/16/2022	09/16/2022		(1,202)	(1,203)
	1.250	03/18/2022	09/16/2022		(25,315)	(25,328)
	1.420	03/23/2022	09/23/2022		(20,712)	(20,719)
	1.430	03/21/2022	09/22/2022		(5,471)	(5,474)
	1.430	03/22/2022	09/23/2022		(4,938)	(4,939)
BRC	(5.500)	01/28/2021	TBD(2)	EUR	(3,320)	(3,617)
	(5.500)	10/21/2021	TBD(2)		(903)	(985)
	(5.500)	01/05/2022	TBD(2)		(504)	(551)
	(1.000)	08/03/2021	TBD(2)		(3,103)	(3,418)
	(0.650)	02/09/2022	05/10/2022		(576)	(637)
	(0.500)	01/18/2022	04/19/2022		(270)	(299)
	(0.500)	02/04/2022	05/03/2022		(499)	(551)
	(0.420)	12/17/2021	TBD(2)		(8,533)	(9,428)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

	(0.400)	03/18/2022	TBD(2)		$(400)	(400)
	(0.350)	01/18/2022	04/19/2022	EUR	(224)	(247)
	0.000	02/28/2022	05/31/2022		$(7,779)	(7,779)
	0.050	03/24/2022	TBD(2)		(454)	(454)
	0.200	03/24/2022	TBD(2		(717)	(717)
	0.250	12/09/2021	08/18/2022		(1,083)	(1,083)
	0.450	01/10/2022	04/11/2022		(2,104)	(2,106)
	0.450	01/13/2022	04/25/2022	GBP	(252)	(331)
	0.460	02/01/2022	05/04/2022		$(1,071)	(1,072)
	0.500	01/06/2022	04/06/2022		(4,936)	(4,941)
	0.500	01/10/2022	04/11/2022		(9,738)	(9,749)
	0.550	01/10/2022	04/11/2022		(12,857)	(12,873)
	0.550	01/19/2022	04/11/2022		(728)	(729)
	0.560	02/01/2022	05/04/2022		(319)	(320)
	0.560	02/07/2022	05/13/2022		(7,575)	(7,581)
	0.570	02/03/2022	05/09/2022		(25,155)	(25,178)
	0.600	03/18/2022	TBD(2)		(3,386)	(3,387)
	0.650	03/18/2022	TBD(2)		(6,402)	(6,404)
	0.720	03/02/2022	05/06/2022		(302)	(302)
	0.720	03/03/2022	05/09/2022		(715)	(716)
	0.750	03/18/2022	TBD(2)		(7,528)	(7,530)
	0.806	10/07/2021	04/07/2022		(9,051)	(9,087)
	0.806	12/09/2021	04/07/2022		(17,482)	(17,550)
	0.809	03/07/2022	06/10/2022		(993)	(994)
	0.870	02/01/2022	05/02/2022		(33,322)	(33,369)
	0.870	03/09/2022	06/09/2022		(452)	(452)
	0.870	03/10/2022	06/13/2022		(8,738)	(8,742)
	0.900	02/25/2022	05/26/2022		(35,872)	(35,903)
	0.910	02/02/2022	05/02/2022		(3,676)	(3,681)
	0.939	12/10/2021	06/10/2022		(11,825)	(11,860)
	0.970	02/04/2022	05/10/2022		(1,778)	(1,781)
	0.990	03/17/2022	06/21/2022		(1,266)	(1,266)
	1.000	03/18/2022	TBD(2)		(60,639)	(60,663)
	1.020	03/21/2022	06/24/2022		(2,246)	(2,247)
	1.030	01/27/2022	08/04/2022		(2,461)	(2,465)
	1.050	02/11/2022	05/11/2022		(36,092)	(36,144)
	1.060	03/23/2022	04/25/2022		(6,023)	(6,025)
	1.080	03/14/2022	06/14/2022		(2,786)	(2,788)
	1.100	03/18/2022	TBD(2)		(726)	(727)
	1.130	02/15/2022	05/17/2022		(19,262)	(19,289)
	1.144	03/02/2022	06/06/2022		(50,081)	(50,129)
	1.150	02/15/2022	05/17/2022		(15,732)	(15,755)
	1.150	02/28/2022	05/31/2022		(20,728)	(20,749)
	1.160	04/01/2022	05/02/2022		(1,161)	(1,161)
	1.170	03/01/2022	06/03/2022		(8,995)	(9,004)
	1.185	03/03/2022	06/06/2022		(54,409)	(54,461)
	1.200	02/28/2022	05/31/2022		(7,031)	(7,038)
	1.410	03/24/2022	06/24/2022		(7,047)	(7,049)
	1.466	03/21/2022	06/24/2022		(27,184)	(27,197)
	1.800	03/17/2022	09/19/2022		(2,703)	(2,705)
	1.850	03/17/2022	09/19/2022		(7,784)	(7,790)
BYR	0.560	01/26/2022	04/29/2022		(2,603)	(2,605)
	0.880	03/25/2022	09/26/2022		(44,909)	(44,916)
	0.890	03/30/2022	09/26/2022		(1,981)	(1,981)
CDC	0.430	01/21/2022	04/21/2022		(2,261)	(2,262)
	0.430	01/27/2022	05/02/2022		(17,460)	(17,473)
	0.450	02/03/2022	05/09/2022		(3,267)	(3,270)
	0.490	10/06/2021	04/06/2022		(1,591)	(1,595)
	0.490	10/07/2021	04/07/2022		(1,463)	(1,467)
	0.490	10/19/2021	04/01/2022		(611)	(613)
	0.490	12/14/2021	04/18/2022		(6,814)	(6,824)
	0.490	03/11/2022	04/18/2022		(2,747)	(2,748)
	0.490	03/22/2022	04/07/2022		(1,375)	(1,376)
	0.490	04/01/2022	04/07/2022		(1,280)	(1,280)
	0.500	10/07/2021	04/07/2022		(10,419)	(10,445)
	0.560	01/31/2022	05/06/2022		(8,536)	(8,544)
	0.560	03/11/2022	05/06/2022		(351)	(352)
	0.560	03/30/2022	05/06/2022		(2,941)	(2,942)
	0.600	03/21/2022	TBD(2)		(433)	(433)
	0.650	01/13/2022	07/14/2022		(1,454)	(1,456)
	0.670	03/23/2022	06/07/2022		(4,115)	(4,116)
	0.720	03/03/2022	06/06/2022		(20,391)	(20,403)
	0.720	03/10/2022	06/10/2022		(15,891)	(15,898)
	0.720	04/01/2022	06/10/2022		(16,220)	(16,220)
	0.800	02/03/2022	08/05/2022		(34,798)	(34,842)
	0.800	03/07/2022	06/08/2022		(2,544)	(2,545)
	0.800	03/15/2022	08/05/2022		(6,041)	(6,043)
	0.800	03/24/2022	06/08/2022		(4,306)	(4,307)
	0.800	03/30/2022	08/05/2022		(1,581)	(1,581)
	0.800	04/01/2022	08/05/2022		(1,716)	(1,716)
	0.840	03/14/2022	06/14/2022		(2,347)	(2,348)
	0.860	03/10/2022	06/10/2022		(261)	(261)
	0.860	04/01/2022	06/10/2022		(188)	(188)
	1.150	03/07/2022	09/06/2022		(2,245)	(2,247)
	1.150	03/30/2022	09/06/2022		(4,008)	(4,008)
	1.400	03/21/2022	09/16/2022		(426)	(426)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

	1.590	04/01/2022	09/30/2022		(8,614)	(8,614)
CEW	0.650	02/22/2022	04/25/2022		(2,238)	(2,239)
	0.650	03/02/2022	04/06/2022		(6,420)	(6,424)
	0.650	04/01/2022	04/06/2022		(5,555)	(5,555)
	0.700	02/11/2022	04/14/2022		(14,303)	(14,317)
	0.700	02/22/2022	04/25/2022		(14,557)	(14,568)
	0.700	03/21/2022	TBD(2)		(6,906)	(6,908)
	0.750	02/11/2022	04/14/2022		(19,174)	(19,194)
	0.750	03/21/2022	TBD(2)		(19,153)	(19,158)
	0.770	02/11/2022	05/13/2022		(41,100)	(41,143)
	0.800	01/21/2022	04/26/2022		(1,360)	(1,362)
	0.800	03/21/2022	TBD(2)		(1,857)	(1,858)
	0.810	03/21/2022	TBD(2)		(22,704)	(22,709)
	0.880	01/19/2022	07/18/2022		(11,700)	(11,721)
	0.900	11/08/2021	TBD(2)	GBP	(11,591)	(15,251)
	0.900	11/08/2021	TBD(2)		(947)	(1,245)
	0.900	01/21/2022	04/26/2022		$(659)	(661)
	0.900	03/21/2022	TBD(2)		(20,139)	(20,145)
	1.030	01/21/2022	07/20/2022		(2,982)	(2,988)
	1.250	03/22/2022	04/26/2022		(5,415)	(5,417)
CIB	1.150	03/16/2022	06/16/2022		(4,746)	(4,748)
	1.250	03/18/2022	06/16/2022		(19,807)	(19,817)
DBL	(0.420)	02/04/2022	05/03/2022	EUR	(4,760)	(5,262)
	(0.370)	02/07/2022	05/09/2022		(13,820)	(15,280)
	(0.350)	01/14/2022	05/05/2022		(7,863)	(8,692)
	(0.350)	01/17/2022	05/11/2022		(429)	(475)
	(0.350)	02/04/2022	05/03/2022		(887)	(981)
	(0.340)	11/05/2021	TBD(2)		(914)	(1,010)
	(0.330)	10/19/2021	TBD(2)		(476)	(525)
	(0.320)	11/05/2021	TBD(2)		(9,231)	(10,198)
	(0.320)	01/18/2022	04/19/2022		(925)	(1,022)
	(0.320)	02/09/2022	08/08/2022		(4,020)	(4,445)
	(0.300)	01/19/2022	04/19/2022		(718)	(793)
	(0.300)	03/18/2022	09/19/2022		(8,962)	(9,913)
GLM	1.535	03/18/2022	04/22/2022		$(96,683)	(96,741)
	1.627	03/02/2022	06/02/2022		(88,486)	(88,606)
IND	(0.200)	01/13/2022	04/25/2022	EUR	(3,405)	(3,766)
	0.310	10/01/2021	04/01/2022		(8,678)	(8,692)
	0.310	10/06/2021	04/06/2022		(963)	(964)
	0.310	10/07/2021	04/06/2022		(15,301)	(15,324)
	0.330	10/21/2021	04/14/2022		(181)	(182)
	0.360	02/03/2022	05/09/2022		(573)	(573)
	0.440	02/02/2022	05/06/2022		(1,790)	(1,792)
	0.450	02/02/2022	05/06/2022		(1,048)	(1,048)
	0.460	02/02/2022	05/06/2022		(734)	(735)
	0.460	02/07/2022	05/09/2022		(1,253)	(1,254)
	0.460	02/18/2022	05/09/2022		(1,016)	(1,016)
	0.460	03/30/2022	05/09/2022		(3,834)	(3,833)
	0.470	02/02/2022	05/06/2022		(1,776)	(1,777)
	0.470	02/18/2022	05/09/2022		(11,374)	(11,380)
	0.480	02/03/2022	05/09/2022		(1,478)	(1,479)
	0.480	02/07/2022	05/09/2022		(2,986)	(2,988)
	0.490	02/02/2022	05/06/2022		(5,970)	(5,975)
	0.490	02/04/2022	05/05/2022		(7,515)	(7,521)
	0.490	02/07/2022	05/09/2022		(155)	(155)
	0.500	02/03/2022	05/09/2022		(2,934)	(2,936)
	0.520	02/03/2022	05/09/2022		(8,124)	(8,130)
	0.540	02/10/2022	05/11/2022		(1,568)	(1,569)
	0.630	02/28/2022	06/02/2022		(23,295)	(23,308)
	0.630	03/02/2022	06/03/2022		(808)	(808)
	0.650	03/09/2022	06/09/2022		(1,340)	(1,340)
	0.650	03/10/2022	06/10/2022		(5,713)	(5,715)
	0.750	03/02/2022	06/02/2022		(672)	(672)
	0.760	02/28/2022	06/02/2022		(4,831)	(4,834)
	0.760	03/01/2022	06/02/2022		(2,278)	(2,279)
	0.780	03/02/2022	06/02/2022		(192)	(192)
	0.800	03/24/2022	06/24/2022		(5,239)	(5,239)
	0.860	03/21/2022	06/24/2022		(1,937)	(1,938)
	0.870	02/15/2022	05/17/2022	GBP	(851)	(1,119)
	0.900	03/24/2022	06/24/2022		$(936)	(936)
	0.900	03/29/2022	06/30/2022		(2,305)	(2,306)
	0.920	03/24/2022	06/24/2022		(28,379)	(28,385)
	0.920	03/30/2022	06/24/2022		(17,356)	(17,357)
	0.990	04/01/2022	07/01/2022		(6,608)	(6,608)
	1.010	03/17/2022	09/15/2022		(12,801)	(12,806)
	1.120	03/17/2022	09/15/2022		(5,973)	(5,976)
	1.150	03/17/2022	09/15/2022		(1,481)	(1,482)
JML	(5.500)	08/03/2021	TBD(2)	EUR	(1,074)	(1,166)
	(5.500)	09/23/2021	TBD(2)		(472)	(508)
	(5.500)	10/26/2021	TBD(2)		(699)	(756)
	(5.500)	10/29/2021	TBD(2)		(1,137)	(1,230)
	(4.000)	10/21/2021	TBD(2)		(349)	(382)
	(3.000)	08/13/2021	TBD(2)		(702)	(773)
	(3.000)	09/23/2021	TBD(2)		(2,509)	(2,761)
	(1.000)	02/18/2022	TBD(2)		(2,126)	(2,350)
	(0.500)	03/01/2022	TBD(2)		(1,049)	(1,160)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

	(0.500)	03/31/2022	04/26/2022		(2,616)	(2,894)
	(0.450)	02/11/2022	TBD(2)		(2,944)	(3,255)
	(0.450)	02/14/2022	TBD(2)		(4,201)	(4,645)
	(0.420)	09/23/2021	TBD(2)		(2,769)	(3,057)
	(0.420)	02/14/2022	05/17/2022		(8,975)	(9,923)
	(0.400)	10/08/2021	TBD(2)		(18,275)	(20,176)
	(0.400)	10/29/2021	TBD(2)		(273)	(302)
	(0.400)	11/02/2021	TBD(2)		(11,875)	(13,114)
	(0.400)	01/17/2022	05/10/2022		(3,594)	(3,973)
	(0.380)	01/13/2022	04/28/2022		(4,110)	(4,543)
	(0.380)	01/14/2022	05/05/2022		(38,893)	(42,990)
	(0.380)	01/27/2022	04/27/2022		(5,881)	(6,501)
	(0.380)	01/28/2022	04/28/2022		(2,132)	(2,356)
	(0.380)	02/03/2022	05/02/2022		(71,693)	(79,263)
	(0.350)	12/09/2021	TBD(2)		(3,982)	(4,400)
	(0.350)	01/14/2022	05/05/2022		(1,898)	(2,098)
	(0.350)	02/09/2022	05/10/2022		(1,870)	(2,067)
	(0.340)	12/09/2021	TBD(2)		(1,789)	(1,977)
	0.000	02/11/2022	05/11/2022		(2,230)	(2,467)
	0.500	01/21/2022	04/25/2022		(2,356)	(2,358)
	0.525	02/07/2022	05/06/2022	GBP	(1,871)	(2,459)
	0.550	03/18/2022	05/06/2022		$(482)	(482)
	0.550	03/24/2022	05/06/2022		(449)	(449)
	0.550	03/30/2022	05/06/2022		(755)	(755)
	0.575	03/29/2022	05/06/2022	GBP	(3,290)	(4,323)
	0.600	01/18/2022	04/19/2022		(5,744)	(7,554)
	0.600	03/18/2022	05/06/2022		$(5,545)	(5,546)
	0.650	03/18/2022	05/06/2022		(70,860)	(70,878)
	0.850	03/31/2022	06/07/2022		(396)	(396)
	1.080	02/17/2022	05/17/2022		(2,680)	(2,684)
	1.100	03/09/2022	06/09/2022	GBP	(1,054)	(1,386)
	1.200	01/28/2022	04/28/2022		(5,861)	(7,716)
	1.300	01/28/2022	04/28/2022		(9,215)	(12,133)
JPS	1.210	03/25/2022	04/25/2022		$(16,259)	(16,263)
MBC	0.450	01/13/2022	04/27/2022	GBP	(779)	(1,024)
	0.500	01/14/2022	05/04/2022		(189)	(249)
	1.100	01/28/2022	04/28/2022		(19,526)	(25,699)
	1.130	02/24/2022	05/24/2022		$(9,073)	(9,083)
MEI	0.000	03/30/2022	03/30/2024		(2,692)	(2,692)
MSB	1.150	03/01/2022	06/02/2022		(3,555)	(3,558)
	1.366	03/22/2022	06/24/2022		(23,935)	(23,944)
NOM	0.550	03/18/2022	TBD(2)		(2,745)	(2,745)
	0.600	03/18/2022	TBD(2)		(856)	(856)
	0.630	03/18/2022	TBD(2)		(8,862)	(8,864)
	0.650	03/02/2022	04/05/2022		(988)	(988)
	0.650	03/31/2022	04/05/2022		(2,788)	(2,788)
	0.650	04/01/2022	04/05/2022		(2,197)	(2,197)
	0.680	03/18/2022	TBD(2)		(914)	(914)
	0.700	03/18/2022	TBD(2)		(897)	(897)
	0.720	03/18/2022	TBD(2)		(3,258)	(3,259)
	0.780	02/18/2022	05/24/2022		(6,404)	(6,410)
	0.780	04/05/2022	05/05/2022		(4,265)	(4,265)
	0.900	03/11/2022	06/13/2022		(5,110)	(5,113)
	1.000	03/25/2022	06/24/2022		(28,629)	(28,635)
	1.000	03/28/2022	07/01/2022		(3,675)	(3,675)
	1.000	03/29/2022	07/01/2022		(12,553)	(12,554)
	1.090	03/18/2022	TBD(2)		(14,433)	(14,439)
	1.200	03/18/2022	TBD(2)		(20,094)	(20,103)
NXN	0.800	03/30/2022	08/05/2022		(4,705)	(4,705)
RBC	0.940	01/10/2022	07/11/2022		(3,350)	(3,358)
RCE	(8.000)	10/26/2021	TBD(2)	EUR	(503)	(554)
	(8.000)	01/05/2022	TBD(2)		(264)	(291)
	(4.000)	10/26/2021	TBD(2)		(2,348)	(2,573)
	(1.000)	02/18/2022	TBD(2)		(10,560)	(11,669)
	(0.450)	01/05/2022	TBD(2)		(22,088)	(24,409)
	(0.350)	02/07/2022	05/09/2022		(7,265)	(8,033)
	(0.300)	08/13/2021	TBD(2)		(815)	(899)
	(0.300)	02/09/2022	08/08/2022		(2,956)	(3,269)
	(0.050)	03/28/2022	05/11/2022		(8,904)	(9,850)
RDR	(0.450)	03/18/2022	TBD(2)		$(9,596)	(9,594)
	0.400	03/02/2022	04/04/2022		(10,425)	(10,429)
	0.600	04/04/2022	05/04/2022		(9,905)	(9,905)
	0.850	03/22/2022	05/24/2022		(30,203)	(30,210)
RTA	0.607	03/15/2022	04/01/2022		(6,186)	(6,188)
	0.910	03/03/2022	06/06/2022		(5,661)	(5,665)
	1.080	02/16/2022	05/17/2022		(4,605)	(4,611)
	1.080	04/01/2022	07/01/2022		(6,147)	(6,147)
SBI	1.100	02/22/2022	05/27/2022		(30,008)	(30,043)
	1.100	02/28/2022	06/01/2022		(2,925)	(2,928)
	1.100	03/01/2022	06/03/2022		(49,287)	(49,333)
	1.150	02/28/2022	06/01/2022		(5,981)	(5,987)
SCX	(0.450)	02/08/2022	05/09/2022	EUR	(20,457)	(22,616)
	(0.440)	01/19/2022	04/19/2022		(9,208)	(10,177)
	(0.440)	02/11/2022	05/11/2022		(1,704)	(1,884)
	(0.380)	02/11/2022	05/11/2022		(8,171)	(9,035)
	(0.350)	01/19/2022	04/19/2022		(2,505)	(2,769)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

	(0.350)	02/09/2022	05/10/2022		(2,718)	(3,005)
	1.050	03/30/2022	06/16/2022		(1,123)	(1,123)
	1.350	03/18/2022	06/16/2022		(526)	(526)
SGY	0.490	03/18/2022	TBD(2)		(303)	(303)
	0.550	03/30/2022	05/04/2022		(16,824)	(16,824)
	0.590	03/18/2022	TBD(2)		(530)	(530)
	0.590	03/30/2022	05/03/2022		(228)	(228)
	0.780	03/30/2022	05/06/2022		(4,524)	(4,524)
SOG	0.430	01/11/2022	04/13/2022		(439)	(439)
	0.480	01/21/2022	04/25/2022		(1,485)	(1,486)
	0.490	02/01/2022	05/03/2022		(1,270)	(1,271)
	0.500	10/01/2021	04/01/2022		(3,636)	(3,645)
	0.500	10/07/2021	04/07/2022		(7,816)	(7,835)
	0.500	10/13/2021	04/13/2022		(28,161)	(28,227)
	0.500	10/14/2021	04/13/2022		(10,640)	(10,666)
	0.500	10/19/2021	04/19/2022		(32,452)	(32,526)
	0.500	10/20/2021	04/19/2022		(160)	(160)
	0.500	10/21/2021	04/21/2022		(3,357)	(3,364)
	0.500	11/16/2021	05/16/2022		(7,271)	(7,285)
	0.500	12/14/2021	04/19/2022		(10,787)	(10,803)
	0.500	01/04/2022	04/04/2022		(321)	(322)
	0.500	01/20/2022	04/01/2022		(2,025)	(2,027)
	0.500	01/20/2022	05/16/2022		(928)	(929)
	0.500	01/28/2022	04/04/2022		(3,014)	(3,016)
	0.500	03/18/2022	TBD(2)		(166)	(166)
	0.500	03/30/2022	04/01/2022		(4,344)	(4,344)
	0.500	03/30/2022	04/13/2022		(85)	(85)
	0.500	03/30/2022	04/19/2022		(522)	(522)
	0.500	03/30/2022	05/16/2022		(1,176)	(1,176)
	0.500	03/31/2022	04/19/2022		(1,557)	(1,557)
	0.520	10/19/2021	04/19/2022		(993)	(995)
	0.540	03/01/2022	05/03/2022		(2,979)	(2,980)
	0.550	07/27/2021	04/27/2022		(736)	(739)
	0.550	08/04/2021	05/04/2022		(11,353)	(11,395)
	0.550	08/31/2021	04/27/2022		(2,140)	(2,147)
	0.550	09/30/2021	05/04/2022		(8,155)	(8,178)
	0.550	10/01/2021	04/27/2022		(32,700)	(32,803)
	0.550	10/21/2021	05/04/2022		(4,406)	(4,417)
	0.550	10/26/2021	04/27/2022		(1,828)	(1,834)
	0.550	11/04/2021	04/27/2022		(319)	(320)
	0.550	12/23/2021	04/27/2022		(1,778)	(1,781)
	0.550	01/28/2022	05/04/2022		(1,694)	(1,695)
	0.550	02/18/2022	05/04/2022		(595)	(595)
	0.550	03/11/2022	04/27/2022		(1,717)	(1,718)
	0.550	03/31/2022	04/27/2022		(1,040)	(1,040)
	0.550	04/01/2022	04/27/2022		(780)	(780)
	0.570	01/07/2022	07/06/2022		(1,681)	(1,683)
	0.570	01/07/2022	07/08/2022		(1,797)	(1,799)
	0.590	02/01/2022	05/03/2022		(1,637)	(1,638)
	0.590	03/18/2022	TBD(2)		(1,430)	(1,430)
	0.600	03/18/2022	TBD(2)		(27,025)	(27,031)
	0.600	03/30/2022	TBD(2)		(11,286)	(11,287)
	0.610	01/31/2022	04/29/2022		(15,153)	(15,168)
	0.610	03/30/2022	04/29/2022		(207)	(207)
	0.640	03/01/2022	05/03/2022		(13,786)	(13,793)
	0.670	01/07/2022	07/06/2022		(28,773)	(28,818)
	0.670	01/07/2022	07/08/2022		(39,349)	(39,411)
	0.670	01/28/2022	07/06/2022		(847)	(848)
	0.670	01/31/2022	07/08/2022		(2,989)	(2,992)
	0.670	03/30/2022	07/06/2022		(415)	(415)
	0.720	03/02/2022	05/04/2022		(347)	(347)
	0.720	03/03/2022	05/05/2022		(3,922)	(3,924)
	0.720	03/30/2022	05/05/2022		(4,248)	(4,248)
	0.760	04/04/2022	05/03/2022		(2,978)	(2,978)
	0.770	03/24/2022	04/25/2022		(1,880)	(1,880)
	0.770	03/30/2022	04/25/2022		(987)	(987)
	0.780	03/07/2022	05/06/2022		(4,012)	(4,014)
	0.800	03/02/2022	06/02/2022		(19,303)	(19,316)
	0.800	03/03/2022	06/02/2022		(5,106)	(5,110)
	0.800	04/01/2022	06/02/2022		(3,263)	(3,263)
	0.888	12/14/2021	06/16/2022		(2,209)	(2,215)
	0.900	02/01/2022	05/02/2022		(14,582)	(14,603)
	0.900	02/11/2022	05/11/2022		(13,776)	(13,792)
	0.938	12/14/2021	06/16/2022		(15,450)	(15,493)
	0.950	02/11/2022	05/11/2022		(21,145)	(21,173)
	1.050	02/16/2022	05/19/2022		(3,342)	(3,347)
	1.050	02/18/2022	05/24/2022		(23,969)	(23,999)
	1.060	03/16/2022	06/16/2022		(23,033)	(23,044)
	1.060	03/29/2022	06/16/2022		(246)	(246)
	1.070	02/03/2022	08/03/2022		(66,681)	(66,794)
	1.070	03/17/2022	06/21/2022		(5,947)	(5,950)
	1.120	02/25/2022	05/25/2022		(10,687)	(10,699)
	1.250	04/01/2022	06/30/2022		(1,907)	(1,907)
	1.750	03/28/2022	09/27/2022		(2,489)	(2,490)
UBS	(0.130)	02/11/2022	05/11/2022	EUR	(10,328)	(11,424)
	(0.130)	03/01/2022	06/01/2022		(2,676)	(2,960)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

(0.103)	01/25/2022	04/26/2022	(3,094)	(3,422)
0.134	02/17/2022	05/18/2022	EUR	(5,621)	(6,220)
0.510	01/05/2022	04/05/2022	$(5,338)	(5,344)
0.510	01/10/2022	04/11/2022	(3,771)	(3,775)
0.510	01/11/2022	04/11/2022	(164)	(165)
0.510	01/12/2022	04/12/2022	(16,401)	(16,420)
0.510	01/14/2022	04/14/2022	(24,000)	(24,026)
0.510	01/18/2022	04/18/2022	(37,927)	(37,966)
0.510	01/28/2022	04/01/2022	(25,422)	(25,444)
0.510	03/17/2022	04/12/2022	(3,472)	(3,473)
0.510	03/21/2022	04/05/2022	(6,108)	(6,109)
0.510	03/30/2022	04/14/2022	(3,215)	(3,215)
0.510	03/30/2022	04/18/2022	(80)	(80)
0.580	02/01/2022	05/02/2022	(11,656)	(11,667)
0.580	02/15/2022	04/18/2022	(8,342)	(8,348)
0.600	03/18/2022	TBD(2)	(59,529)	(59,543)
0.600	03/30/2022	03/29/2024	(15,064)	(15,065)
0.640	02/07/2022	05/09/2022	(4,617)	(4,621)
0.640	03/14/2022	05/09/2022	(2,875)	(2,876)
0.640	03/30/2022	05/09/2022	(413)	(413)
0.650	03/18/2022	TBD(2)	(20,922)	(20,927)
0.680	02/11/2022	05/12/2022	(41,100)	(41,138)
0.700	03/22/2022	05/11/2022	(3,204)	(3,205)
0.700	03/31/2022	05/11/2022	(2,553)	(2,554)
0.700	04/01/2022	05/11/2022	(2,338)	(2,338)
0.806	10/08/2021	04/08/2022	(14,393)	(14,449)
1.000	11/04/2021	TBD(2)	GBP	(1,881)	(2,475)
1.000	01/20/2022	07/19/2022	$(58,611)	(58,726)
1.050	01/21/2022	07/20/2022	(50,167)	(50,269)
1.100	01/21/2022	07/20/2022	(5,211)	(5,223)
1.140	02/02/2022	05/06/2022	GBP	(2,509)	(3,302)
1.150	03/03/2022	06/01/2022	$(14,131)	(14,144)
1.180	03/18/2022	06/17/2022	(352)	(352)
1.200	03/07/2022	06/06/2022	(30,279)	(30,304)
1.250	03/04/2022	06/02/2022	(2,625)	(2,628)
1.300	03/18/2022	06/17/2022	(5,090)	(5,093)
1.300	04/01/2022	07/01/2022	(24,259)	(24,259)
1.800	03/17/2022	09/16/2022	(18,886)	(18,900)

Total Reverse Repurchase Agreements	$(4,313,171)

(l)

Securities with an aggregate market value of $5,062,760 and cash of $56,323 have been pledged as collateral under the terms of master agreements as of March 31, 2022.

(1)

Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(4,016,451) at a weighted average interest rate of 1.401%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Open maturity reverse repurchase agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	1.125%	EUR	100	$(4)	$4	$0	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.904	$3,000	(6)	79	73	1	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	4.326	2,100	(7)	45	38	0	(1)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	5.092	EUR	600	38	(39)	(1)	1	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	5.282		12,613	637	(773)	(136)	43	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.829		25,500	(3,879)	3,045	(834)	0	(47)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999		21,400	(1,566)	619	(947)	0	(25)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	2.203		35,000	(2,182)	121	(2,061)	0	(80)

							$(6,969)	$3,101	$(3,868)	$45	$(153)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$2,904	$3,239	$0	$(68)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		47,600	(1,113)	11,403	10,290	0	(534)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		$11,200	21	(623)	(602)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	7,348	5,149	0	(306)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		25,100	(2,442)	3,758	1,316	0	(210)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	599,300	(111)	(5,350)	(5,461)	34	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		23,500	0	1	1	0	(1)
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		15,600	0	0	0	0	(1)
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		40,500	0	(2)	(2)	0	(2)
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		19,400	0	(1)	(1)	0	(1)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		40,400	0	(3)	(3)	0	(2)
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		82,600	0	(24)	(24)	0	(5)
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		10,200	0	(3)	(3)	0	(1)
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		41,300	0	(14)	(14)	0	(2)
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		103,700	0	(36)	(36)	0	(6)
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		82,600	0	(31)	(31)	0	(5)
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		135,800	0	(50)	(50)	0	(7)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		7,800	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		5,200	0	(4)	(4)	2	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		6,400	0	(1)	(1)	2	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		17,400	0	42	42	5	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		28,900	0	79	79	9	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		14,600	0	44	44	4	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		14,300	0	43	43	4	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		29,100	0	89	89	9	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		9,400	0	6	6	5	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		4,700	0	3	3	3	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		4,700	0	4	4	3	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		2,400	0	8	8	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		10,500	0	35	35	6	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		25,100	0	105	105	13	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		437,000	0	2,174	2,174	229	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$7,100	(19)	172	153	3	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		30,600	(284)	674	390	3	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		152,800	2,868	(3,935)	(1,067)	12	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		184,100	(3,836)	(11,194)	(15,030)	0	(3)
Pay	3-Month USD-LIBOR	0.660	Semi-Annual	12/21/2026		483,000	(86)	(39,589)	(39,675)	80	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		303,000	7,433	(16,688)	(9,255)	55	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		13,450	0	701	701	0	(6)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		53,800	(185)	(2,011)	(2,196)	25	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		209,400	(15,186)	5,622	(9,564)	63	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	(413)	659	44	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		660	(33)	(41)	(74)	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,200	(489)	432	(57)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		16,600	(254)	1,103	849	0	(47)
Receive	3-Month USD-LIBOR	0.930	Semi-Annual	12/19/2038		142,200	381	28,869	29,250	0	(670)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		1,300	(4)	(75)	(79)	0	(9)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	(260)	(312)	0	(32)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	287	(415)	(128)	0	(28)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	82	73	0	(11)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		20,500	(33)	259	226	0	(182)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		63,900	(3,148)	18,676	15,528	0	(441)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,700	8,405	1,566	9,971	0	(314)
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	882,000	(16)	(1,694)	(1,710)	313	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	1,818	2,191	0	(110)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	99	98	0	(7)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	402	541	0	(24)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	88	72	0	(5)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	52,900	4,583	3,422	8,005	0	(530)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	292,200	35	(511)	(476)	4	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	173,000	(3)	(297)	(300)	3	0

$(3,587)	$8,759	$5,172	$943	$(3,570)

Total Swap Agreements	$(10,556)	$11,860	$1,304	$988	$(3,723)

(n)

Securities with an aggregate market value of $75,213 and cash of $52,789 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	EUR	6,389	$7,027	$0	$(41)
04/2022	HUF	33,042	95	0	(4)
04/2022	INR	307,116	4,005	0	(38)
04/2022	PEN	2,020	483	0	(66)
04/2022	$7,475	EUR	6,787	34	0
04/2022	14,672	INR	1,123,914	127	0
04/2022	11	PEN	41	0	0
04/2022 «	611	RUB	84,634	372	0
04/2022	579	ZAR	8,945	32	0
05/2022	AUD	444	$318	0	(15)
05/2022	CNY	48,292	7,538	0	(55)
05/2022	INR	1,126,696	14,668	0	(130)
05/2022	$7,402	CAD	9,423	135	0
05/2022	14	IDR	201,214	0	0
05/2022	1	PEN	3	0	0
06/2022	PEN	1,051	$252	0	(32)
06/2022	PLN	120	28	0	(1)
07/2022	$5,229	PEN	21,042	434	0
08/2022 «	308	RUB	48,131	201	0
11/2022	1,755	ZAR	27,731	93	0
BPS	04/2022	EUR	13,343	$14,752	0	(9)
04/2022	GBP	4,072	5,328	0	(22)
04/2022	HUF	61,634	179	0	(6)
04/2022	INR	818,370	10,671	0	(106)
04/2022	$22,396	EUR	20,186	28	(93)
04/2022	2,479	GBP	1,875	0	(16)
04/2022	3,277	INR	251,734	38	0
05/2022	CAD	1,948	$1,535	0	(23)
05/2022	INR	252,471	3,277	0	(39)
05/2022	$6,230	IDR	89,357,619	0	(21)
05/2022	ZAR	8,195	$518	0	(40)
06/2022	$75	CLP	61,098	2	0
08/2022	34,056	MXN	748,084	2,695	0
08/2022	ZAR	9,648	$606	0	(43)
10/2022	PEN	10,080	2,469	0	(223)
11/2022	ZAR	15,901	985	0	(75)
BRC	04/2022	PEN	2,020	533	0	(15)
04/2022	$534	PEN	2,020	15	0
06/2022 «	532	RUB	63,768	181	0
11/2022	ZAR	10,948	$682	0	(48)
BSH	05/2022	$55	PEN	204	1	0
CBK	04/2022	BRL	430,564	$89,570	0	(864)
04/2022	PEN	9,940	2,653	0	(48)
04/2022	$90,879	BRL	430,564	0	(444)
04/2022	10,556	MXN	229,074	933	0
04/2022	101	PEN	379	1	0
04/2022 «	1,647	RUB	126,298	0	(164)
05/2022	MXN	11,441	$553	0	(19)
05/2022	$88,873	BRL	430,564	838	0
05/2022	10,775	PEN	44,048	1,167	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

	05/2022 «		3,027	RUB	268,934	274	(231)
	05/2022		284	ZAR	4,617	30	0
	06/2022	CZK	3,125		$135	0	(6)
	06/2022		$276	PEN	1,051	8	0
	06/2022 «		288	RUB	33,806	92	0
	07/2022	PEN	13,786		$3,398	0	(311)
	07/2022		$586	PEN	2,378	54	0
	08/2022	PEN	1,100		$272	0	(24)
	08/2022		$290	PEN	1,090	3	0
	08/2022		631	ZAR	9,863	33	0
	11/2022		4,568	PEN	18,129	260	0
	12/2022	PEN	1,051		$271	0	(8)
	12/2022		$5,339	PEN	21,504	371	0
DUB	04/2022 «	RUB	145,834		$1,690	5	(26)
	04/2022 «		$2,880	RUB	223,173	0	(260)
	04/2022	ZAR	8,945		$564	0	(46)
	05/2022 «	RUB	5,677		66	1	0
	05/2022 «		$5,773	RUB	448,366	0	(664)
	06/2022	PLN	28,729		$6,299	0	(490)
	06/2022 «		$4,327	RUB	627,467	2,685	0
GLM	04/2022	HUF	65,020		$181	0	(14)
	04/2022	INR	751,764		9,825	0	(75)
	04/2022	PEN	33		9	0	0
	04/2022		$4,369	INR	334,081	30	0
	04/2022		2,506	PEN	9,972	203	0
	04/2022 «		8,817	RUB	674,831	0	(895)
	05/2022	INR	335,042		$4,369	0	(31)
	05/2022 «	RUB	6,402		74	1	0
	05/2022 «		$5,391	RUB	417,934	0	(630)
	06/2022 «		2,365		320,552	1,218	0
	06/2022		19,828	ZAR	303,845	777	0
HUS	04/2022	EUR	73,659		$80,509	0	(976)
	04/2022	GBP	5,441		7,214	66	0
	04/2022		$21,119	EUR	19,131	45	0
	04/2022		10,170	GBP	7,734	24	(34)
	04/2022 «		2,333	RUB	182,644	0	(189)
	05/2022		3,139	EUR	2,826	0	(11)
JPM	04/2022 «		216	RUB	23,888	62	0
	05/2022	CAD	140		$110	0	(2)
	05/2022		$45	CNH	287	0	0
	05/2022		7,989	IDR	114,595,315	0	(25)
	05/2022		11,357	INR	877,340	166	0
	05/2022		5,561	MXN	117,078	294	0
	05/2022		25,945	NOK	231,035	286	0
	06/2022	CZK	4,028		$174	0	(7)
	06/2022 «		$359	RUB	41,585	111	0
MBC	04/2022	PEN	1,848		$491	0	(11)
	04/2022		$492	PEN	1,848	10	0
	05/2022		29	CNH	185	0	0
	05/2022		6,973	IDR	100,391,127	20	(16)
	05/2022		6,335	INR	490,514	107	0
	06/2022 «		150	RUB	20,251	76	0
MYI	04/2022	BRL	430,564		$90,879	444	0
	04/2022		$83,122	BRL	430,564	7,313	0
	04/2022		452,626	EUR	406,472	0	(2,967)
	04/2022		1,033	GBP	781	0	(7)
	04/2022		4,369	INR	335,479	49	0
	04/2022 «		1,432	RUB	179,259	682	0
	05/2022	EUR	406,472		$453,021	2,977	0
	05/2022	INR	336,440		4,369	0	(50)
	05/2022		$6,265	IDR	89,645,996	0	(38)
	05/2022 «		2,085	RUB	161,720	0	(242)
	05/2022		232	ZAR	3,577	12	0
RBC	04/2022		7,351	GBP	5,642	61	0
	05/2022	CHF	5,264		$5,709	3	0
SCX	04/2022	EUR	361,456		406,509	6,648	0
	04/2022	GBP	164,700		221,046	4,688	0
	04/2022	INR	167,957		2,185	0	(27)
	04/2022		$2,541	EUR	2,271	0	(29)
	04/2022		1,952	GBP	1,495	12	0
	04/2022		47	PEN	178	1	0
	04/2022 «		2,320	RUB	177,048	0	(241)
	05/2022	GBP	156,686		$206,261	470	0
	05/2022		$29	CNH	185	0	0
	05/2022		8,855	INR	686,545	162	0
	06/2022	ZAR	11,339		$743	0	(26)
SOG	05/2022 «	RUB	106,136		1,183	0	(27)
	05/2022 «		$3,234	RUB	249,068	0	(397)
	06/2022	CZK	5,712		$240	0	(17)
	06/2022	PLN	23,567		5,394	0	(175)
UAG	04/2022 «		$4,914	RUB	384,328	0	(402)
	05/2022 «		4,396		343,236	0	(485)
	06/2022	PLN	26,780		$6,155	0	(174)
	06/2022 «		$3,102	RUB	369,245	1,025	0
	06/2022		5,023	ZAR	78,284	286	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Forward Foreign Currency Contracts									$39,472		$(12,986)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
											Swap Agreements, at Value(4)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BYL	Banca Monte Dei Paschi Di		5.000%	Quarterly	12/20/2022	8.401%	EUR	5,700	$(182)	$42	$0	$(140)
GST	Teva Pharmaceutical Finance Co. BV		1.000	Quarterly	06/20/2022	0.869		$100	(6)	6	0	0

									$(188)	$48	$0	$(140)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
											Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index			0.170%	Monthly	05/25/2046		$23,138	$(20,594)	$15,141	$0	$(5,453)
GST	ABX.HE.AA.6-1 Index			0.320	Monthly	07/25/2045		6,293	(1,252)	824	0	(428)
	ABX.HE.PENAAA.7-1 Index			0.090	Monthly	08/25/2037		1,999	(387)	160	0	(227)

									$(22,233)	$16,125	$0	$(6,108)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022		$600	$0	$18	$18	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022		900	(1)	(28)	0	(29)
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022		600	0	16	16	0

									$(1)	$6	$34	$(29)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	United States Treasury Inflation Indexed Bonds «	0	0.000%	Maturity	01/28/2036	CNY	59,900	$25	$(202)	$0	$(177)

Total Swap Agreements									$(22,397)	$15,977	$34	$(6,454)

(p)

Securities with an aggregate market value of $8,756 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 03/31/2022

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,167,895	$375,143	$1,543,038	,
Corporate Bonds & Notes
Banking & Finance	0	552,656	61,414	614,070
Industrials	0	1,263,418	301,288	1,564,706
Utilities	0	392,142	0	392,142
Convertible Bonds & Notes
Banking & Finance	0	16,838	0	16,838
Industrials	0	43,764	0	43,764
Municipal Bonds & Notes
Illinois	0	709	0	709
Puerto Rico	0	32,047	0	32,047
Virginia	0	96	0	96
West Virginia	0	34,607	0	34,607
U.S. Government Agencies	0	119,095	0	119,095
Non-Agency Mortgage-Backed Securities	0	1,776,171	11,066	1,787,237
Asset-Backed Securities	0	1,398,080	304,174	1,702,254
Sovereign Issues	0	204,715	0	204,715
Common Stocks
Communication Services	55,053	0	0	55,053
Consumer Discretionary	3	0	0	3
Energy	6,846	0	252	7,098
Financials	2,204	0	53,418	55,622
Industrials	386	490	0	876
Real Estate	0	0	6	6
Utilities	0	0	10,915	10,915
Rights
Financials	0	0	1,762	1,762
Warrants
Financials	0	0	67	67
Industrials	0	0	1,535	1,535
Information Technology	0	0	76,808	76,808
Preferred Securities
Financials	0	198,394	0	198,394
Industrials	0	2,283	138,054	140,337
Utilities	0	0	34,806	34,806
Real Estate Investment Trusts
Real Estate	56,697	0	0	56,697
Short-Term Instruments
Repurchase Agreements	0	284,000	0	284,000
U.S. Treasury Bills	0	176,735	0	176,735
U.S. Treasury Cash Management Bills	0	55,067	0	55,067

$121,189	$7,719,202	$1,370,708	$9,211,099
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	93,475	93,475

Total Investments	$121,189	$7,719,202	$1,464,183	$9,304,574

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	988	0	988
Over the counter	0	32,520	6,986	39,506

$0	$33,508	$6,986	$40,494
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,723)	0	(3,723)
Over the counter	0	(14,410)	(5,030)	(19,440)

$0	$(18,133)	$(5,030)	$(23,163)

Total Financial Derivative Instruments	$0	$15,375	$1,956	$17,331

Totals	$121,189	$7,734,577	$1,466,139	$9,321,905

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$57,628	$371,499	$(15,343)	$445	$(69)	$(23,058)	$1,108	$(17,066)	$375,143	$(407)
Corporate Bonds & Notes
Banking & Finance	13,023	45,527	0	3	0	2,861	0	0	61,414	2,861
Industrials	2	210,097	(3,035)	(12)	0	2,414	91,822	0	301,288	2,574

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

Convertible Bonds & Notes
Banking & Finance	1,211	0	(1,095)	0	0	(116)	0	0	0	0
Non-Agency Mortgage-Backed Securities	14,836	0	(3,016)	2	141	(897)	0	0	11,066	(705)
Asset-Backed Securities	63,838	334,116	(6,343)	540	378	(84,095)	0	(4,260)	304,174	(73,032)
Common Stocks
Real Estate	0	105	0	0	0	99	0	0	6	99
Communication Services	6,573	0	(4,973)	0	0	(1,600)	0	0	0	0
Energy	0	252	0	0	0	0	0	0	252	0
Financials	0	114,056	0	0	0	(60,638)	0	0	53,418	(60,638)
Industrials	0	7,007	0	0	0	(7,007)	0	0	0	(7,007)
Materials	17,111	57,117	(78,566)	0	6,102	(1,764)	0	0	0	0
Utilities	5,431	10,116	0	0	0	(4,632)	0	0	10,915	(4,632)
Rights
Financials	0	0	0	0	0	1,762	0	0	1,762	1,762
Warrants
Financials	0	43,685	0	0	(148)	(43,470)	0	0	67	(43,432)
Industrials	0	0	0	0	0	1,535	0	0	1,535	1,535
Information Technology	18,870	18,507	0	0	0	39,431	0	0	76,808	39,431
Preferred Securities
Industrials	2,861	81,115	0	0	0	54,078	0	0	138,054	54,078
Utilities	12,174	23,884	(47)	0	0	(1,205)	0	0	34,806	(1,205)

	$213,558	$1,317,082	$(112,418)	$978	$6,404	$(126,500)	$92,930	$(21,326)	$1,370,708	$(88,916)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments(3)	20,120	21,202	0	0	0	52,153	0	0	93,475	52,153
	$233,678	$1,338,284	$(112,418)	$978	$6,404	$(74,347)	$92,930	$(21,326)	$1,464,183	$(40,632)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$6,986	$0	$0	$6,986	$6,986

Financial Derivative Instruments - Liabilities
Over the counter	$0	$25	$0	$0	$0	$(5,055)	$0	$0	$(5,030)	$(5,053)

Totals	$233,678	$1,338,309	$(112,418)	$978	$6,404	$(72,416)	$92,930	$(21,326)	$1,466,139	$(34,830)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$131,059	Discounted Cash Flow			Discount Rate			3.300 - 9.346	6.300
		32,016	Indicative Market Quotation			Broker Quote			39.500	—
		2,157	Other Valuation Techniques(4)			—			—	—
		82,324	Proxy Pricing			Base Price			98.447 - 100.500	100.039
		38,312	Recent Transaction			Purchase Price			(0.000) - 100.000	100.000
		34,531	Reference Instrument			Yield			5.834	—
		45,825	Third Party Vendor			Broker Quote			62.500 - 100.250	98.692
		8,919	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Banking & Finance		42,465	Discounted Cash Flow			Discount Rate			5.760	—
		18,949	Proxy Pricing			Base Price			95.035 - 100.000	98.135
Industrials		212,227	Discounted Cash Flow			Discount Rate			2.602 - 9.037	8.958
		2	Proxy Pricing			Base Price			0.075	—
		89,059	Reference Instrument			Weighted Average		BRL	52.705	—
Non-Agency Mortgage-Backed Securities		11,066	Discounted Cash Flow			Discount Rate			4.800	—
Asset-Backed Securities		5,317	Discounted Cash Flow			Discount Rate			4.400 - 8.000	5.707
		298,857	Proxy Pricing			Base Price			1.813 - 218,082.254	73,331.896
Common Stocks
Real Estate		6	Other Valuation Techniques(4)			—			—	—
Energy		252	Other Valuation Techniques(4)			—			—	—
Financials		53,418	Indicative Market Quotation			Broker Quote			30.500	—
Utilities		10,915	Indicative Market Quotation			Broker Quote			$24.250	—
Rights
Financials		1,762	Other Valuation Techniques(4)			—			—	—
Warrants
Financials		67	Other Valuation Techniques(4)			—			—	—
Industrials		1,535	Comparable Companies			EBITDA Multiple		X/X	12.200/10.100	—
Information Technology		76,808	Comparable Companies/Discounted Cash Flow			EBITDA Multiple		X	5.590	—
Preferred Securities
Industrials		108,494	Comparable Companies			EBITDA Multiple		X/X	12.200/10.100	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2022 (Unaudited)

29,560	Comparable Companies/Discounted Cash Flow	Book Value Multiple/Discount Rate	X/%	0.262/20.183	—
Utilities	34,806	Discounted Cash Flow	Discount Rate	4.043	—
Investments in Affiliates, at Value
Affiliated Investments(3)	93,472	Discounted Cash Flow	Discount Rate	11.500	—
3	Other Valuation Techniques(4)	—	— —
Financial Derivative Instruments – Assets
Over the counter	6,986	Other Valuation Techniques(4)	—	— —
Financial Derivative Instruments - Liabilities
Over the counter	(177)	Indicative Market Quotation	Broker Quote	(1.876) —
(4,853)	Other Valuation Techniques(4)	—	— —

Total	$1,466,139

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector types updated from Financials and Industrials to Affiliated Investments since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC and PDILS I LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PCILS I LLC	03/07/2013	0.6%
PDILS I LLC	03/12/2013	0.5%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available

Notes to Financial Statements (Cont.)

in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2022 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2022	Dividend Income	Shares Held at 03/31/2022
Associated Materials Group, Inc.*	$ 0	$72,463	$ (78,565)	$6,102	$0	$0	$0	11,411,610
Neiman Marcus Group Ltd. LLC	0	19,376	0	0	74,096	93,472	0	602,840
Sierra Hamilton Holder LLC	0	7,690	0	0	(7,687)	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

* Not affiliated at March 31, 2022.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	NXN	Natixis New York
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
BYL	Barclays Bank PLC London Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
AUD	Australian Dollar	CZK	Czech Koruna	NOK	Norwegian Krone
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	HUF	Hungarian Forint	RUB	Russian Ruble
CLP	Chilean Peso	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	ZAR	South African Rand

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
BP0003M	3 Month GBP-LIBOR	SOFR	Secured Overnight Financing Rate	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CBO	Collateralized Bond Obligation	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company